DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jan. 31, 2012
Entity Registrant Name	GENEREX BIOTECHNOLOGY CORP
Entity Central Index Key	0001059784
Entity Filer Category	Accelerated Filer
Trading Symbol	gnbt
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan 31, 2012

CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
ASSETS
Cash and cash equivalents	$ 544,777	$ 2,798,797	$ 13,880,870
Accounts receivable	0	8,690	70,585
Inventory	500,571	717,442	1,911,883
Other current assets	1,469,233	225,052	333,456
Total Current Assets	2,514,581	3,749,981	16,196,794
Property and Equipment, Net	1,118,502	1,271,867	1,341,408
Assets Held for Investment, Net	2,390,584	3,634,929	3,503,110
Patents, Net	3,118,396	3,349,588	3,533,688
TOTAL ASSETS	9,142,063	12,006,365	24,575,000
LIABILITIES AND STOCKHOLDERS' (DEFICIENCY)/EQUITY
Accounts payable and accrued expenses	7,078,240	7,738,179	6,554,714
Deferred revenue	357,182	369,748	396,195
Current maturities of long-term debt	3,995,629	1,210,271	1,141,861
Current maturities of obligations under capital lease		0	7,818
Total Current Liabilities	11,431,051	9,318,198	8,100,588
Long-Term Debt, Net	720,598	1,869,795	1,824,071
Derivative Warrant Liability	8,580,025	8,745,508	5,679,721
Derivative Additional Investment Rights Liability	241,884	515,000	0
Total Liabilities	20,973,558	20,448,501	15,604,380
Commitments and Contingencies
Stockholders' (Deficiency)/Equity:
Series A 9% Convertible Preferred Stock	0	0	0
Common stock	334,105	308,520	269,600
Additional paid-in capital	343,576,917	338,124,525	333,219,309
Deficit accumulated during the development stage	(356,527,053)	(347,744,756)	(325,302,472)
Accumulated other comprehensive income	784,536	869,575	784,183
Total Stockholders' (Deficiency)/Equity	(11,831,495)	(8,442,136)	8,970,620
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIENCY)/EQUITY	$ 9,142,063	$ 12,006,365	$ 24,575,000

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Series A Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	5,500	5,500	0
Convertible preferred stock, shares issued	0	1,287	0
Convertible preferred stock, shares outstanding	0	1,287	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	334,105,150	308,519,768	269,599,615
Common stock, shares outstanding	334,105,150	308,519,768	269,599,615

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			189 Months Ended	195 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011	Jan. 31, 2012
Revenues, net	$ 4,958	$ 29,560	$ 14,889	$ 203,503	$ 291,628	$ 1,172,611	$ 1,118,509	$ 5,082,133	$ 5,097,022
Cost of Goods Sold	3,630	23,766	6,892	87,878	155,619	812,266	527,733	1,609,266	1,616,158
Gross profit	1,328	5,794	7,997	115,625	136,009	360,345	590,776	3,472,867	3,480,864
Operating Expenses:
Research and development	729,166	3,227,057	2,708,668	6,105,057	10,250,397	13,361,156	13,561,681	126,988,728	129,697,396
Research and development - related party	0	0	0	0	0	0	0	220,218	220,218
Selling and marketing	73,397	194,463	149,058	598,950	1,025,774	3,709,767	2,120,903	9,168,039	9,317,097
General and administrative	984,996	2,551,832	2,406,280	7,152,996	13,392,920	12,719,239	11,164,352	142,912,977	145,319,257
General and administrative - related party	0	0	0	0	0	0	0	314,328	314,328
Total Operating Expenses	1,787,559	5,973,352	5,264,006	13,857,003	24,669,091	29,790,162	26,846,936	279,604,290	284,868,296
Operating Loss	(1,786,231)	(5,967,558)	(5,256,009)	(13,741,378)	(24,533,082)	(29,429,817)	(26,256,160)	(276,131,423)	(281,387,432)
Other Income (Expense):
Miscellaneous income (expense)	0	488,959	0	488,959	489,292	750	3	686,303	686,303
Income from assets held for investment, net	68,249	91,952	780,324	166,282	349,458	206,575	320,547	2,128,041	2,908,365
Interest income	246	1,600	765	4,831	6,455	27,045	237,977	7,780,374	7,781,139
Interest expense	(59,911)	(50,544)	(94,832)	(101,084)	(208,906)	(210,083)	(20,114,595)	(68,416,157)	(68,510,989)
Change in fair value of derivative warrant liability	(7,341,004)	198,685	(4,212,545)	1,068,217	2,220,916	4,125,590	0	365,463 [1]	(3,847,082) [2]
Loss on extinguishment of debt	0	0	0	0	0	0	0	(14,134,069)	(14,134,069)
Net Loss Before Undernoted	(9,118,651)	(5,236,906)	(8,782,297)	(12,114,173)	(21,675,867)	(25,279,940)	(45,812,228)	(347,721,467)	(356,503,764)
Minority Interest Share of Loss	0	0	0	0	0	0	0	3,038,185	3,038,185
Net Loss	(9,118,651)	(5,236,906)	(8,782,297)	(12,114,173)	(21,675,867)	(25,279,940)	(45,812,228)	(344,683,282)	(353,465,579)
Preferred Stock Dividend	0	0	0	0	766,417	0	0	3,061,474	3,061,474
Net Loss Available to Common Stockholders	$ (9,118,651)	$ (5,236,906)	$ (8,782,297)	$ (12,114,173)	$ (22,442,284)	$ (25,279,940)	$ (45,812,228)	$ (347,744,756)	$ (356,527,053)
Basic and Diluted Net Loss Per Common Share (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.1)	$ (0.32)
Weighted Average Number of Shares of Common Stock Outstanding - basic and diluted (in shares)	320,557,459	277,337,452	316,950,033	273,945,717	284,818,486	250,949,333	144,409,840

[1]	(1) - includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2011" column. See Note 13 - Derivative Warrant Liability.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to January 31, 2012" column. See Note 11 - Derivative Warrant Liability.

STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIENCY)/EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivable Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Nov. 01, 1995	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Nov. 01, 1995	0	0	0
Issuance of common stock for cash	0	4,588	0	2,388,728	0	0	0	2,393,316
Issuance of common stock for cash (in shares)	0	4,587,764	0
Costs related to issuance of common stock (including private placement)	0	0	0	(10,252)	0	0	0	(10,252)
Founders Shares transferred for services rendered	0	0	0	330,025	0	0	0	330,025
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(693,448)	0	(693,448)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(4,017)	(4,017)
Total Comprehensive Income (Loss)						(693,448)	(4,017)	(697,465)
Balance at Jul. 31, 1996	0	4,588	0	2,708,501	0	(693,448)	(4,017)	2,015,624
Balance (in shares) at Jul. 31, 1996	0	4,587,764	0
Issuance of common stock for cash	0	4,412	0	2,916,181	0	0	0	2,920,593
Issuance of common stock for cash (in shares)	0	4,412,354	0
Costs related to issuance of common stock (including private placement)	0	0	0	(135,381)	0	0	0	(135,381)
Founders Shares transferred for services rendered	0	0	0	23,481	0	0	0	23,481
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(1,379,024)	0	(1,379,024)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	3,543	3,543
Total Comprehensive Income (Loss)						(1,379,024)	3,543	(1,375,481)
Balance at Jul. 31, 1997	0	9,000	0	5,512,782	0	(2,072,472)	(474)	3,448,836
Balance (in shares) at Jul. 31, 1997	0	9,000,118	0
Shares issued pursuant to reverse merger and acquisition	0	1,105	0	(1,105)	0	0	0	0
Shares issued pursuant to reverse merger and acquisition (in shares)	0	1,105,000	0
Issuance of common stock for cash	0	1,174	0	2,931,959	0	0	0	2,933,133
Issuance of common stock for cash (in shares)	0	1,173,253	0
Issuance of common stock in exchange for services rendered	0	458	0	572,727	0	0	0	573,185
Issuance of common stock in exchange for services rendered (in shares)	0	458,901	0
Issuance of warrants in exchange for services rendered	0	0	0	534,000	0	0	0	534,000
Exercise of warrants for cash	0	234	0	15,374	0	0	0	15,608
Exercise of warrants for cash (in shares)	0	234,000	0
Issuance of stock	1	0	0	99	0	0	0	100
Issuance of stock (in shares)	1,000	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(4,663,604)	0	(4,663,604)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(198,959)	(198,959)
Total Comprehensive Income (Loss)						(4,663,604)	(198,959)	(4,862,563)
Balance at Jul. 31, 1998	1	11,971	0	9,565,836	0	(6,736,076)	(199,433)	2,642,299
Balance (in shares) at Jul. 31, 1998	1,000	11,971,272	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(324)	0	(2,530,301)	0	0	0	(2,530,625)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(323,920)	0
Issuance of common stock for cash	0	1,791	0	7,797,248	0	0	0	7,799,039
Issuance of common stock for cash (in shares)	0	1,790,814	0
Redemption of Stock	0	(15)	0	(119,051)	0	0	0	(119,066)
Redemption of Stock (in shares)	0	(15,357)	0
Issuance of common stock in exchange for services rendered	0	314	0	1,349,861	0	0	0	1,350,175
Issuance of common stock in exchange for services rendered (in shares)	0	314,488	0
Issuance of warrants in exchange for services rendered	0	0	0	1,054,374	0	0	0	1,054,374
Issuance of stock options in exchange for services rendered	0	0	0	92,500	0	0	0	92,500
Stock adjustment	0	1	0	(1)	0	0	0	0
Stock adjustment (in shares)	0	714	0
Exercise of warrants for cash	0	389	0	1,941,484	0	0	0	1,941,873
Exercise of warrants for cash (in shares)	0	388,375	0
Exercise of warrants and stock options in exchange for note receivable	0	95	0	473,787	(473,882)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	94,776	0
Issuance of stock	0	13	0	66,967	0	0	0	66,980
Issuance of stock (in shares)	0	13,396	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	38,979	0	0	38,979
Exercise of warrants for shares tendered	0	506	0	2,530,119	0	0	0	2,530,625
Exercise of warrants for shares tendered (in shares)	0	506,125	0
Cost of warrants redeemed for cash	0	0	0	(3,769)	0	0	0	(3,769)
Cost related to warrant redemption, June 1999	0	0	0	(135,431)	0	0	0	(135,431)
Costs related to issuance of common stock (including private placement)	0	0	0	(1,179,895)	0	0	0	(1,179,895)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(6,239,602)	0	(6,239,602)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	1,393	1,393
Total Comprehensive Income (Loss)						(6,239,602)	1,393	(6,238,209)
Balance at Jul. 31, 1999	1	14,741	0	20,903,728	(434,903)	(12,975,678)	(198,040)	7,309,849
Balance (in shares) at Jul. 31, 1999	1,000	14,740,683	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(2)	0	2	0	0	0	0
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(2,300)	0
Issuance of common stock for cash	0	2	0	14,998	0	0	0	15,000
Issuance of common stock for cash (in shares)	0	2,500	0
Issuance of common stock for cash pursuant to private placement	0	1,513	0	8,248,509	0	0	0	8,250,022
Issuance of common stock for cash pursuant to private placement (in shares)	0	1,512,259	0
Issuance of common stock in exchange for services rendered	0	12	0	66,288	0	0	0	66,300
Issuance of common stock in exchange for services rendered (in shares)	0	12,400	0
Granting of stock options for services rendered	0	0	0	1,065,650	0	0	0	1,065,650
Granting of warrants for services rendered	0	0	0	355,500	0	0	0	355,500
Exercise of warrants for cash	0	61	0	386,190	0	0	0	386,251
Exercise of warrants for cash (in shares)	0	60,791	0
Reduction of note receivable in exchange for services rendered	0	0	0	0	384,903	0	0	384,903
Accrued interest on note receivable	0	0	0	0	(4,118)	0	0	(4,118)
Costs related to issuance of common stock (including private placement)	0	0	0	(605,799)	0	0	0	(605,799)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(8,841,047)	0	(8,841,047)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,514	32,514
Total Comprehensive Income (Loss)						(8,841,047)	32,514	(8,808,533)
Balance at Jul. 31, 2000	1	16,327	0	30,435,066	(54,118)	(21,816,725)	(165,526)	8,415,025
Balance (in shares) at Jul. 31, 2000	1,000	16,326,333	0
Issuance of common stock for cash pursuant to private placement	0	3,749	0	40,258,264	0	0	0	40,262,013
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,749,262	0
Issuance of common stock in exchange for services rendered	0	67	0	675,185	0	0	0	675,252
Issuance of common stock in exchange for services rendered (in shares)	0	66,784	0
Issuance of warrants in exchange for equity line agreement	0	0	0	3,406,196	0	0	0	3,406,196
Cashless exercise of warrants	0	12	0	(12)	0	0	0	0
Cashless exercise of warrants (in shares)	0	11,718	0
Granting of stock options for services rendered	0	0	0	1,466,900	0	0	0	1,466,900
Issuance of warrants in exchange for services rendered	0	0	0	19,134	0	0	0	19,134
Exercise of warrants for cash	0	312	0	2,256,170	0	0	0	2,256,482
Exercise of warrants for cash (in shares)	0	312,668	0
Exercise of warrants and stock options in exchange for note receivable	0	50	0	249,950	(250,000)	0	0	0
Exercise of warrants and stock options in exchange for note receivable (in shares)	0	50,000	0
Accrued interest on note receivable	0	0	0	0	(10,182)	0	0	(10,182)
Costs related to issuance of common stock (including private placement)	0	0	0	(2,924,939)	0	0	0	(2,924,939)
Issuance of common stock as employee compensation	0	8	0	100,548	0	0	0	100,556
Issuance of common stock as employee compensation (in shares)	0	8,650	0
Issuance of common stock pursuant to litigation settlement	0	2	0	21,096	0	0	0	21,098
Issuance of common stock pursuant to litigation settlement (in shares)	0	2,832	0
Exercise of stock options for cash	0	148	0	744,852	0	0	0	745,000
Exercise of stock options for cash (in shares)	0	147,500	0
Shares issued for Anti-Dilution Provisions	0	6	0	53,450	0	0	0	53,456
Shares issued for Anti-Dilution Provisions(in shares)	0	5,779	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(27,097,210)	0	(27,097,210)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(81,341)	(81,341)
Total Comprehensive Income (Loss)						(27,097,210)	(81,341)	(27,178,551)
Balance at Jul. 31, 2001	1	20,681	0	76,761,860	(314,300)	(48,913,935)	(246,867)	27,307,440
Balance (in shares) at Jul. 31, 2001	1,000	20,681,526	0
Issuance of warrants in exchange for services rendered	0	0	0	202,328	0	0	0	202,328
Issuance of stock options in exchange for services rendered	0	0	0	157,387	0	0	0	157,387
Accrued interest on note receivable	0	0	0	0	(22,585)	0	0	(22,585)
Issuance of common stock as employee compensation	0	11	0	71,161	0	0	0	71,172
Issuance of common stock as employee compensation (in shares)	0	10,800	0
Preferred stock dividend paid	0	0	0	0	0	(720,900)	0	(720,900)
Exercise of stock options for cash	0	5	0	27,495	0	0	0	27,500
Exercise of stock options for cash (in shares)	0	5,000	0
Purchase of Treasury Stock for cash	0	0	(395,531)	0	0	0	0	(395,531)
Purchase of Treasury Stock for cash (in shares)	0	0	(96,500)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,693,034)	0	(13,693,034)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(71,185)	(71,185)
Total Comprehensive Income (Loss)						(13,693,034)	(71,185)	(13,764,219)
Balance at Jul. 31, 2002	1	20,697	(395,531)	77,220,231	(336,885)	(63,327,869)	(318,052)	12,862,592
Balance (in shares) at Jul. 31, 2002	1,000	20,697,326	(96,500)
Receipt of restricted shares of common stock as settlement for executive loan	0	0	(1,126,157)	0	0	0	0	(1,126,157)
Receipt of restricted shares of common stock as settlement for executive loan (in shares)	0	0	(592,716)
Issuance of common stock for cash pursuant to private placement	0	3,593	0	4,361,657	0	0	0	4,365,250
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,592,968	0
Issuance of common stock in exchange for services rendered	0	100	0	132,900	0	0	0	133,000
Issuance of common stock in exchange for services rendered (in shares)	0	100,000	0
Cashless exercise of warrants	0	16	0	(16)	0	0	0	0
Cashless exercise of warrants (in shares)	0	16,379	0
Issuance of warrants in exchange for services rendered	0	0	0	988,550	0	0	0	988,550
Issuance of stock options in exchange for services rendered	0	0	0	171,360	0	0	0	171,360
Exercise of warrants for cash	0	1,531	0	2,294,971	0	0	0	2,296,502
Exercise of warrants for cash (in shares)	0	1,531,001	0
Accrued interest on note receivable	0	0	0	0	(23,113)	0	0	(23,113)
Costs related to issuance of common stock (including private placement)	0	0	0	(235,568)	0	0	0	(235,568)
Issuance of common stock as employee compensation	0	10	0	20,665	0	0	0	20,675
Issuance of common stock as employee compensation (in shares)	0	9,850	0
Preferred stock dividend paid	0	0	0	0	0	(764,154)	0	(764,154)
Exercise of stock options for cash	0	70	0	111,230	0	0	0	111,300
Exercise of stock options for cash (in shares)	0	70,000	0
Purchase of Treasury Stock for cash	0	0	(88,338)	0	0	0	0	(88,338)
Purchase of Treasury Stock for cash (in shares)	0	0	(53,000)
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(13,261,764)	0	(13,261,764)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	406,830	406,830
Total Comprehensive Income (Loss)						(13,261,764)	406,830	(12,854,934)
Balance at Jul. 31, 2003	1	26,017	(1,610,026)	85,065,980	(359,998)	(77,353,787)	88,778	5,856,965
Balance (in shares) at Jul. 31, 2003	1,000	26,017,524	(742,216)
Shares issued pursuant to reverse merger and acquisition	0	2,780	0	4,639,777	0	0	0	4,642,557
Shares issued pursuant to reverse merger and acquisition (in shares)	0	2,779,974	0
Cost of stock options to be assumed in conjunction with merger	0	0	0	154,852	0	0	0	154,852
Issuance of common stock for cash pursuant to private placement	0	5,275	0	7,258,727	0	0	0	7,264,002
Issuance of common stock for cash pursuant to private placement (in shares)	0	5,272,916	0
Redemption of Stock	0	(742)	1,610,026	(1,609,284)	0	0	0	0
Redemption of Stock (in shares)	0	(742,216)	742,216
Issuance of common stock in exchange for services rendered	0	776	0	1,346,099	0	0	0	1,346,875
Issuance of common stock in exchange for services rendered (in shares)	0	775,000	0
Granting of stock options for services rendered	0	0	0	151,433	0	0	0	151,433
Issuance of warrants in exchange for services rendered	0	0	0	27,000	0	0	0	27,000
Accrued interest on note receivable	0	0	0	0	(24,805)	0	0	(24,805)
Costs related to issuance of common stock (including private placement)	0	0	0	(109,262)	0	0	0	(109,262)
Issuance of common stock as employee compensation	0	8	0	13,089	0	0	0	13,097
Issuance of common stock as employee compensation (in shares)	0	8,850	0
Variable accounting non-cash compensation expense	0	0	0	45,390	0	0	0	45,390
Preferred stock dividend paid	0	0	0	0	0	(810,003)	0	(810,003)
Exercise of stock options for cash	0	150	0	126,490	0	0	0	126,640
Exercise of stock options for cash (in shares)	0	150,400	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(18,362,583)	0	(18,362,583)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	207,593	207,593
Total Comprehensive Income (Loss)						(18,362,583)	207,593	(18,154,990)
Balance at Jul. 31, 2004	1	34,264	0	97,110,291	(384,803)	(96,526,373)	296,371	529,751
Balance (in shares) at Jul. 31, 2004	1,000	34,262,448	0
Issuance of common stock in exchange for services rendered	0	1,207	0	1,125,317	0	0	0	1,126,524
Issuance of common stock in exchange for services rendered (in shares)	0	1,207,207	0
Granting of stock options for services rendered	0	0	0	92,755	0	0	0	92,755
Cancellation of common stock	0	(75)	0	(137,925)	0	0	0	(138,000)
Cancellation of common stock (in shares)	0	(75,000)	0
Issuance of warrants in conjunction with financing	0	0	0	110,200	0	0	0	110,200
Issuance of warrants in exchange for services rendered	0	0	0	455,000	0	0	0	455,000
Issuance of warrants in conjunction with convertible debentures	0	0	0	4,191,759	0	0	0	4,191,759
Value of beneficial conversion feature on convertible debentures	0	0	0	2,998,032	0	0	0	2,998,032
Conversion of Preferred Stock	0	534	0	14,309,523	0	0	0	14,310,057
Conversion of Preferred Stock (in shares)	0	534,085	0
Issuance of common stock as repayment of principal and interest due	0	1,988	0	1,309,841	0	0	0	1,311,829
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,988,371	0
Issuance of common stock in connection with conversion of convertible securities	0	1,976	0	1,478,268	0	0	0	1,480,244
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	1,975,881	0
Issuance of common stock in satisfaction of accounts payable	0	1,861	0	1,524,465	0	0	0	1,526,326
Issuance of common stock in satisfaction of accounts payable (in shares)	0	1,861,374	0
Granting of stock options in exchange for outstanding liabilities	0	0	0	1,332,052	0	0	0	1,332,052
Issuance of common stock in conjunction with financing	0	171	0	139,829	0	0	0	140,000
Issuance of common stock in conjunction with financing (in shares)	0	170,732	0
Accrued interest on note receivable	0	0	0	0	(6,300)	0	0	(6,300)
Write-off of uncollectible notes receivable - common stock	0	0	0	0	391,103	0	0	391,103
Issuance of common stock as employee compensation	0	9	0	4,919	0	0	0	4,928
Issuance of common stock as employee compensation (in shares)	0	8,800	0
Variable accounting non-cash compensation expense	0	0	0	0	0	0	0	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(24,001,735)	0	(24,001,735)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	272,478	272,478
Total Comprehensive Income (Loss)						(24,001,735)	272,478	(23,729,257)
Balance at Jul. 31, 2005	1	41,935	0	126,044,326	0	(120,528,108)	568,849	6,127,003
Balance (in shares) at Jul. 31, 2005	1,000	41,933,898	0
Issuance of common stock as repayment of monthly amortization payments due	0	3,029	0	4,052,244	0	0	0	4,055,273
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	3,027,958	0
Issuance of common stock for cash pursuant to private placement	0	3,415	0	6,996,589	0	0	0	7,000,004
Issuance of common stock for cash pursuant to private placement (in shares)	0	3,414,636	0
Issuance of common stock in exchange for services rendered	0	562	0	698,971	0	0	0	699,533
Issuance of common stock in exchange for services rendered (in shares)	0	563,684	0
Cashless exercise of warrants	0	8	0	(8)	0	0	0	0
Cashless exercise of warrants (in shares)	0	8,179	0
Issuance of common stock in satisfaction of deposit	0	204	0	255,377	0	0	0	255,581
Issuance of common stock in satisfaction of deposit (in shares)	0	204,465	0
Issuance of warrants in conjunction with financing	0	0	0	210,300	0	0	0	210,300
Issuance of warrants in exchange for services rendered	0	0	0	172,450	0	0	0	172,450
Issuance of warrants in conjunction with convertible debentures	0	0	0	6,732,660	0	0	0	6,732,660
Value of beneficial conversion feature on convertible debentures	0	0	0	6,354,496	0	0	0	6,354,496
Issuance of common stock in connection with conversion of convertible securities	0	17,064	0	25,318,448	0	0	0	25,335,512
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	17,064,582	0
Issuance of common stock in satisfaction of accounts payable	0	165	0	121,088	0	0	0	121,253
Issuance of common stock in satisfaction of accounts payable (in shares)	0	165,323	0
Issuance of common stock in conjunction with financing	0	662	0	618,805	0	0	0	619,467
Issuance of common stock in conjunction with financing (in shares)	0	661,399	0
Exercise of warrants for cash	0	37,106	0	39,299,959	0	0	0	39,337,065
Exercise of warrants for cash (in shares)	0	37,106,449	0
Issuance of common stock as employee compensation	0	895	0	1,544,609	0	0	0	1,545,504
Issuance of common stock as employee compensation (in shares)	0	895,115	0
Exercise of stock options for cash	0	2,352	0	3,239,404	0	0	0	3,241,756
Exercise of stock options for cash (in shares)	0	2,352,672	0
Issuance of warrants as exercise inducement	0	0	0	21,437,909	0	0	0	21,437,909
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(67,967,204)	0	(67,967,204)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	185,232	185,232
Total Comprehensive Income (Loss)						(67,967,204)	185,232	(67,781,972)
Balance at Jul. 31, 2006	1	107,397	0	243,097,627	0	(188,495,312)	754,081	55,463,794
Balance (in shares) at Jul. 31, 2006	1,000	107,398,360	0
Issuance of common stock as repayment of monthly amortization payments due	0	320	0	560,237	0	0	0	560,557
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	320,266	0
Redemption of Stock	(1)	0	0	(99)	0	0	0	(100)
Redemption of Stock (in shares)	(1,000)	0	0
Issuance of common stock in exchange for services rendered	0	613	0	1,041,899	0	0	0	1,042,512
Issuance of common stock in exchange for services rendered (in shares)	0	611,359	0
Cancellation of common stock	0	(150)	0	150	0	0	0	0
Cancellation of common stock (in shares)	0	(150,000)	0
Issuance of warrants in exchange for services rendered	0	0	0	266,400	0	0	0	266,400
Issuance of common stock in connection with conversion of convertible securities	0	168	0	286,985	0	0	0	287,153
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	168,172	0
Exercise of warrants for cash	0	100	0	124,900	0	0	0	125,000
Exercise of warrants for cash (in shares)	0	100,000	0
Issuance of common stock as employee compensation	0	882	0	1,399,694	0	0	0	1,400,576
Issuance of common stock as employee compensation (in shares)	0	881,561	0
Exercise of stock options for cash	0	286	0	301,646	0	0	0	301,932
Exercise of stock options for cash (in shares)	0	286,800	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(23,504,958)	0	(23,504,958)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	127,726	127,726
Total Comprehensive Income (Loss)						(23,504,958)	127,726	(23,377,232)
Balance at Jul. 31, 2007	0	109,616	0	247,079,439	0	(212,000,270)	881,807	36,070,592
Balance (in shares) at Jul. 31, 2007	0	109,616,518	0
Repurchase of common stock and adjustment for exercise of warrants recorded	0	(326)	0	(378,130)	0	0	0	(378,456)
Repurchase of common stock and adjustment for exercise of warrants recorded (in shares)	0	(326,255)	0
Issuance of common stock in exchange for services rendered	0	881	0	1,528,758	0	0	0	1,529,639
Issuance of common stock in exchange for services rendered (in shares)	0	881,444	0
Issuance of restricted common stock to officers as employee compensation	0	550	0	(550)	0	0	0	0
Issuance of restricted common stock to officers as employee compensation (in shares)	0	550,000	0
Issuance of warrants in exchange for services rendered	0	0	0	52,500	0	0	0	52,500
Issuance of warrants in conjunction with convertible debentures	0	0	0	10,646,218	0	0	0	10,646,218
Value of beneficial conversion feature on convertible debentures	0	0	0	8,768,946	0	0	0	8,768,946
Issuance of common stock as employee compensation	0	870	0	996,540	0	0	0	997,410
Issuance of common stock as employee compensation (in shares)	0	869,896	0
Stock-based compensation - officers stock options	0	0	0	749,971	0	0	0	749,971
Option repricing costs	0	0	0	14,500	0	0	0	14,500
Exercise of stock options for cash	0	401	0	391,389	0	0	0	391,790
Exercise of stock options for cash (in shares)	0	401,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(36,228,991)	0	(36,228,991)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	32,688	32,688
Total Comprehensive Income (Loss)						(36,228,991)	32,688	(36,196,303)
Balance at Jul. 31, 2008	0	111,992	0	269,849,581	0	(248,229,261)	914,495	22,646,807
Balance (in shares) at Jul. 31, 2008	0	111,992,603	0
Issuance of common stock as repayment of monthly amortization payments due	0	46,590	0	14,444,105	0	0	0	14,490,695
Issuance of common stock as repayment of monthly amortization payments due (in shares)	0	46,590,801	0
Issuance of common stock for cash pursuant to private placement	0	32,583	0	15,420,651	0	0	0	15,453,234
Issuance of common stock for cash pursuant to private placement (in shares)	0	32,582,030	0
Issuance of common stock in exchange for services rendered	0	3,368	0	1,533,068	0	0	0	1,536,436
Issuance of common stock in exchange for services rendered (in shares)	0	3,367,891	0
Cashless exercise of warrants	0	9,909	0	(9,909)	0	0	0	0
Cashless exercise of warrants (in shares)	0	9,908,583	0
Issuance of common stock as repayment of principal and interest due	0	1,598	0	502,388	0	0	0	503,986
Issuance of common stock as repayment of principal and interest due (in shares)	0	1,598,472	0
Warrant modification costs	0	0	0	3,198,604	0	0	0	3,198,604
Issuance of common stock in connection with conversion of convertible securities	0	4,914	0	1,616,789	0	0	0	1,621,703
Issuance of common stock in connection with conversion of convertible securities (in shares)	0	4,914,251	0
Issuance of common stock in satisfaction of accounts payable	0	982	0	437,715	0	0	0	438,697
Issuance of common stock in satisfaction of accounts payable (in shares)	0	982,382	0
Issuance of stock options in exchange for services rendered	0	0	0	11,000	0	0	0	11,000
Exercise of warrants for cash	0	330	0	108,839	0	0	0	109,169
Exercise of warrants for cash (in shares)	0	330,817	0
Issuance of common stock as employee compensation	0	262	0	100,740	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	260,984	0
Stock-based compensation - officers stock options	0	0	0	131,545	0	0	0	131,545
Exercise of stock options for cash	0	100	0	55,900	0	0	0	56,000
Exercise of stock options for cash (in shares)	0	100,000	0
Comprehensive Income (Loss):
Net loss	0	0	0	0	0	(45,812,228)	0	(45,812,228)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	(262,908)	(262,908)
Total Comprehensive Income (Loss)						(45,812,228)	(262,908)	(46,075,136)
Balance at Jul. 31, 2009	0	212,628	0	307,401,016	0	(294,041,489)	651,587	14,223,742
Balance (in shares) at Jul. 31, 2009	0	212,628,814	0
Effect of the initial adoption of accounting for down-round provision	0	0	0	(13,844,822)		(5,981,043)		(19,825,865)
Exercise of warrants classified as derivatives	0	0	0	10,020,557	0	0	0	10,020,557
Issuance of common stock for cash pursuant to private placement	0	35,871	0	20,864,419	0	0	0	20,900,290
Issuance of common stock for cash pursuant to private placement (in shares)	0	35,870,513	0
Issuance of common stock in exchange for services rendered	0	3,064	0	1,752,139	0	0	0	1,755,203
Issuance of common stock in exchange for services rendered (in shares)	0	3,060,659	0
Cashless exercise of warrants	0	7,636	0	(7,635)	0	0	0	1
Cashless exercise of warrants (in shares)	0	7,635,626	0
Issuance of warrants in exchange for services rendered	0	0	0	591,000	0	0	0	591,000
Issuance of common stock in satisfaction of accounts payable	0	5,432	0	3,007,164	0	0	0	3,012,596
Issuance of common stock in satisfaction of accounts payable (in shares)	0	5,431,373	0
Issuance of stock options in exchange for services rendered	0	0	0	107,744	0	0	0	107,744
Exercise of warrants for cash	0	4,770	0	1,569,292	0	0	0	1,574,062
Exercise of warrants for cash (in shares)	0	4,769,885	0
Option modification costs	0	0	0	875,773	0	0	0	875,773
Issuance of common stock as employee compensation	0	203	0	100,799	0	0	0	101,002
Issuance of common stock as employee compensation (in shares)	0	202,745	0
Stock-based compensation - officers stock options	0	0	0	781,865	0	0	0	781,865
Comprehensive Income (Loss):
Net loss	0	0	0			(25,279,940)		(25,279,940)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	132,596	132,596
Total Comprehensive Income (Loss)						(25,279,940)	132,596	(25,147,344)
Balance at Jul. 31, 2010	0	269,600	0	333,219,309	0	(325,302,472)	784,183	8,970,620
Balance (in shares) at Jul. 31, 2010	0	269,599,615	0
Issuance of common stock for cash pursuant to private placement	0	16,776	0	506,688	0	0	0	523,464
Issuance of common stock for cash pursuant to private placement (in shares)	0	16,776,000	0
Issuance of common stock in exchange for services rendered	0	5,701	0	1,918,305	0	0	0	1,924,006
Issuance of common stock in exchange for services rendered (in shares)	0	5,700,096	0
Cashless exercise of warrants	0	998	0	(998)	0	0	0	0
Cashless exercise of warrants (in shares)	0	998,118	0
Conversion of Preferred Stock	0
Conversion of Preferred Stock (in shares)	2,575
Issuance of common stock in connection with conversion of convertible securities	0	10,910	0	336,850	0	0	0	347,760
Issuance of common stock in connection with conversion of convertible securities (in shares)	(1,288)	10,909,748	0
Issuance of common stock in satisfaction of accounts payable	0	3,551	0	1,107,315	0	0	0	1,110,866
Issuance of common stock in satisfaction of accounts payable (in shares)	0	3,551,955	0
Issuance of stock options in exchange for services rendered	0	0	0	787,226	0	0	0	787,226
Issuance of common stock as employee compensation	0	408	0	100,592	0	0	0	101,000
Issuance of common stock as employee compensation (in shares)	0	407,484	0
Preferred stock dividend paid	0	0	0		0	(766,417)	0	(766,417)
Stock-based compensation - officers stock options	0	0	0	149,239	0	0	0	149,239
Exercise of stock options for cash	0	577	0	0	0	0	0	577
Exercise of stock options for cash (in shares)	0	576,752	0
Comprehensive Income (Loss):
Net loss	0	0	0		0	(21,675,867)	0	(21,675,867)
Other comprehensive income (loss)
Currency translation adjustment	0	0	0	0	0	0	85,392	85,392
Total Comprehensive Income (Loss)						(21,675,867)	85,392	(21,590,475)
Balance at Jul. 31, 2011	$ 0	$ 308,520	$ 0	$ 338,124,525	$ 0	$ (347,744,756)	$ 869,575	$ (8,442,136)
Balance (in shares) at Jul. 31, 2011	1,287	308,519,768	0

STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIENCY)/EQUITY [Parenthetical] (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 1996	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997
Issuance of common stock for cash February	$ 0.0254													$ 5
Issuance of common stock for cash February	$ 0.051
Issuance of common stock for cash February	$ 0.5099
Issuance of common stock for cash March	$ 10.2428													$ 6	$ 2.5	$ 10.0833
Issuance of common stock for cash April	$ 0.0516													$ 5.5	$ 2.5
Issuance of common stock for cash May	$ 0.0512													$ 5.5	$ 2.5	$ 0.0512
Issuance of common stock for cash May	$ 0.5115															$ 0.506
Issuance of common stock for cash May	$ 10.2302															$ 10.1194
Issuance of common stock for cash July	$ 0.0051															$ 10.1214
Issuance of common stock for cash July	$ 0.0255
Issuance of common stock for cash July	$ 0.0513
Issuance of common stock for cash July	$ 10.1847
Issuance of common stock for cash September													$ 6	$ 3		$ 0.0509
Issuance of common stock for cash December																$ 10.2421
Issuance of common stock for cash January																$ 0.0518
Issuance of common stock for cash June															$ 2.5	$ 0.0504
Issuance of common stock for cash June																$ 0.5047
Issuance of common stock for cash June																$ 8.981
Issuance of common stock for cash June																$ 10.0978
Issuance of common stock for services December		$ 0.32	$ 0.5	$ 0.45	$ 1.8	$ 1.68		$ 0.71							$ 0.05
Issuance of common stock for services April		$ 0.23	$ 0.49	$ 0.3	$ 1.19	$ 1.71	$ 2.67								$ 2.5
Issuance of common stock for services May		$ 0.4	$ 0.38	$ 0.4	$ 1.05	$ 1.6	$ 1.85							$ 5.5	$ 2.5
Issuance of common stock for services June		$ 0.15	$ 0.35	$ 0.62	$ 0.95	$ 1.4	$ 1.85	$ 0.6					$ 6		$ 2.5
Issuance of warrants in exchange for services rendered October									$ 1.35					$ 0.26	$ 0.5
Issuance of warrants in exchange for services rendered May						$ 1.45	$ 1.91								$ 0.6
Issuance of common stock for cash August														$ 3
Issuance of common stock for cash August														$ 3.5
Issuance of common stock for cash August														$ 4.1
Issuance of common stock for cash November														$ 3.5
Issuance of common stock for cash November														$ 4
Issuance of common stock for cash November														$ 4.1
Issuance of common stock for cash November														$ 5
Issuance of common stock for cash November														$ 5.5
Redemption of common stock for cash September														$ 7.75
Issuance of common stock for services August		$ 0.36	$ 0.61		$ 1.57	$ 1.43	$ 0.61	$ 1.09						$ 2.5
Issuance of common stock for services August		$ 0.38	$ 0.63				$ 0.59							$ 4.1
Issuance of common stock for services September		$ 0.41	$ 0.7215	$ 0.58	$ 1.48									$ 4.1
Issuance of common stock for services November		$ 0.31	$ 0.61	$ 0.35	$ 1.71	$ 2.15	$ 0.97			$ 2.1				$ 4.1
Issuance of common stock for services January		$ 0.28	$ 0.67	$ 0.34	$ 1.61	$ 1.77		$ 0.85					$ 5	$ 5
Issuance of common stock for services February		$ 0.23	$ 0.6	$ 0.27	$ 1.36	$ 1.9	$ 1.53	$ 0.69	$ 1.48					$ 6
Issuance of warrants in exchange for services rendered November										$ 2.5				$ 1.64
Issuance of warrants in exchange for services rendered April							$ 2.66	$ 0.82						$ 3.21
Issuance of warrants in exchange for services rendered April														$ 3.17
Issuance of warrants in exchange for services rendered April														$ 2.89
Issuance of warrants in exchange for services rendered April														$ 3.27
Issuance of options in exchange for the services rendered November										$ 2.1				$ 1.85
Exercise of warrants for cash June							$ 1.25			$ 1.5		$ 6		$ 5.5	$ 0.0667
Exercise of warrants in exchange for note receivable June														$ 5
Exercise of warrants in exchange for services rendered June														$ 5
Shares tendered in conjunction with warrant exercise June														$ 7.8125
Exercise of warrants for cash June							$ 1.6							$ 5
Adjustment for exercise of warrants recorded June													$ 5
Issuance of common stock for cash pursuant to private placement January		$ 0.25							$ 1.47			$ 14.53	$ 4.25
Issuance of common stock for cash pursuant to private placement June			$ 0.35	$ 0.64			$ 2.05			$ 1.5			$ 6
Exercise of warrants for cash February							$ 0.82						$ 5.5
Exercise of warrants for cash March							$ 1.72					$ 6	$ 5.5
Exercise of warrants for cash March							$ 1.25						$ 6
Exercise of warrants for cash March							$ 0.91						$ 7.5
Exercise of warrants for cash July				$ 0.33								$ 6	$ 6
Exercise of warrants for cash July													$ 7.5
Issuance of SVR preferred stock in exchange for services rendered January															$ 0.001
Exercise of warrants for cash August												$ 6
Exercise of warrants for cash August												$ 7.5
Exercise of warrants for cash August												$ 8.6625
Exercise of warrants for cash August												$ 10
Exercise of warrants for cash September			$ 0.33									$ 8.6625
Exercise of warrants for cash September												$ 5.5
Exercise of warrants for cash September												$ 6
Exercise of warrants for cash September												$ 10
Exercise of warrants for cash September												$ 7.5
Exercise of warrants for cash October						$ 1.25	$ 0.82					$ 6
Exercise of warrants for cash November							$ 0.82					$ 4.25
Exercise of warrants for cash November												$ 6
Exercise of warrants for cash December												$ 7
Exercise of warrants for cash January							$ 0.82					$ 6
Issuance of common stock for services March		$ 0.21	$ 0.64	$ 0.29	$ 1	$ 1.71	$ 2.31			$ 1		$ 5.5
Issuance of common stock for services July		$ 0.14	$ 0.33	$ 0.38	$ 0.79	$ 1.78	$ 1.4					$ 9.25
Issuance of common stock for cash pursuant to private placement October												$ 11
Issuance of common stock for cash pursuant to private placement July									$ 1.22			$ 9.25
Exercise of stock options for cash February					$ 1		$ 0.94					$ 5
Exercise of stock options for cash June										$ 1.59		$ 5
Exercise of stock options for cash June												$ 5.5
Exercise of stock options for cash July						$ 0.94						$ 5
Exercise of stock options for cash July						$ 0.56						$ 5.5
Exercise of stock options for cash August				$ 0.56							$ 5.5
Purchase of Treasury Stock for cash October										$ 1.5574	$ 3.915
Purchase of Treasury Stock for cash February											$ 4.693
Purchase of Treasury Stock for cash March											$ 4.911
Purchase of Treasury Stock for cash April											$ 4.025
Purchase of Treasury Stock for cash July											$ 4.025
Receipt of restricted shares of common stock as settlement for executive loan September										$ 1.9
Purchase of Treasury Stock for cash December										$ 2.0034
Issuance of common stock as employee compensation January		$ 0.28	$ 0.64	$ 0.34						$ 2.1
Issuance of common stock as employee compensation June		$ 0.17	$ 0.33	$ 0.57	$ 0.97					$ 2
Issuance of common stock for cash pursuant to private placement May			$ 0.35	$ 0.33						$ 1.15
Exercise of warrants for cash May										$ 1.5
Redemption of Treasury Stock November									$ 2.17
Issuance of common stock as employee compensation February		$ 0.23	$ 0.6	$ 0.23	$ 1.32				$ 1.48
Exercise of stock options for cash September									$ 1.59
Exercise of stock options for cash October						$ 1.59	$ 0.63		$ 2.1
Exercise of stock options for cash October						$ 1.47	$ 0.94		$ 1.59
Exercise of stock options for cash October									$ 0.3
Exercise of stock options for cash October									$ 0.55
Exercise of stock options for cash November						$ 1.59	$ 0.94		$ 2.1
Issuance of common stock for services October		$ 0.37	$ 0.68	$ 0.32	$ 1.5	$ 1.5			$ 1.98
Issuance of common stock for services October		$ 0.45	$ 0.695		$ 1.53	$ 1.83			$ 1.84
Issuance of common stock for services February		$ 0.24	$ 0.59		$ 1.34			$ 0.68	$ 1.51
Issuance of common stock for cash pursuant to private placement January									$ 1.8
Issuance of common stock for cash pursuant to private placement January									$ 1.75
Issuance of common stock for cash pursuant to private placement February									$ 1.6
Issuance of common stock for cash pursuant to private placement February									$ 1.66
Issuance of common stock for cash pursuant to private placement February									$ 1.5
Issuance of common stock for services January		$ 0.25	$ 0.59	$ 0.33	$ 1.38			$ 0.75
Cancellation of common stock for non-performance of services October								$ 0.94
Conversion of Series A Preferred Stock December								$ 25.77
Issuance of common stock as employee compensation April		$ 0.22	$ 0.46	$ 0.37	$ 1.08	$ 1.64		$ 0.56
Granting of stock options in exchange for outstanding liabilities April								$ 0.001
Issuance of common stock in conjunction with financing June (in dollars)								$ 2,000,000
Issuance of warrants in exchange for services rendered August								$ 1.08
Granting of stock options in exchange for services October								$ 0.94
Granting of stock options in exchange for services July								$ 0.63
Issuance of warrants in conjunction with financing November								$ 0.91
Issuance of warrants in conjunction with financing June (in dollars)								2,000,000
Issuance of warrants in conjunction with financing June								$ 0.82
Issuance of warrants in conjunction with convertible debentures November (in dollars)								4,000,000
Issuance of warrants in conjunction with convertible debentures November								$ 0.91
Issuance of warrants in conjunction with convertible debentures April (in dollars)								500,000
Issuance of warrants in conjunction with convertible debentures April								$ 0.82
Issuance of warrants in conjunction with convertible debentures April (in dollars)								100,000
Issuance of warrants in conjunction with convertible debentures June (in dollars)								2,000,000
Issuance of warrants in conjunction with convertible debentures June								$ 0.82
Issuance of warrants in conjunction with extension of due date of convertible debentures May (in dollars)								600,000
Issuance of warrants in conjunction with extension of due date of convertible debentures May								$ 0.82
Issuance of warrants in conjunction with extension of due date of convertible debentures July (in dollars)								600,000
Issuance of warrants in conjunction with extension of due date of convertible debentures July								$ 0.82
Value of beneficial conversion feature on convertible debentures November (in dollars)							4,000,000	4,000,000
Value of beneficial conversion feature on convertible debentures November								$ 0.91
Value of beneficial conversion feature on convertible debentures April (in dollars)							4,000,000	500,000
Value of beneficial conversion feature on convertible debentures April								$ 0.82
Value of beneficial conversion feature on convertible debentures April (in dollars)								100,000
Value of beneficial conversion feature on convertible debentures June (in dollars)								2,000,000
Value of beneficial conversion feature on convertible debentures June								$ 0.82
Issuance of common stock as repayment of principal and interest due February (in dollars)								4,000,000
Issuance of common stock as repayment of principal and interest due March (in dollars)								4,000,000
Issuance of common stock as repayment of principal and interest due April (in dollars)								4,000,000
Issuance of common stock as repayment of principal and interest due May (in dollars)								4,000,000
Issuance of common stock as repayment of principal and interest due June (in dollars)								4,000,000
Issuance of common stock as repayment of principal and interest due July (in dollars)								4,000,000
Issuance of common stock in connection with conversion of debenture April (in dollars)						52,554	307,692	143,500
Issuance of common stock in connection with conversion of debenture April (in dollars)						4,000,000	2,000,000	4,000,000
Issuance of common stock in connection with conversion of debenture May (in dollars)								300,000
Issuance of common stock in connection with conversion of debenture May (in dollars)								4,000,000
Issuance of common stock in connection with conversion of debenture May (in dollars)								244,000
Issuance of common stock in connection with conversion of debenture May (in dollars)								410,000
Issuance of common stock in connection with conversion of debenture June (in dollars)								100,000
Issuance of common stock in connection with conversion of debenture June (in dollars)								2,000,000
Issuance of common stock in connection with conversion of debenture June (in dollars)								190,000
Issuance of common stock in connection with conversion of debenture July (in dollars)								17,000
Issuance of common stock in connection with conversion of debenture July (in dollars)								2,000,000
Issuance of common stock in connection with conversion of debenture July (in dollars)								75,000
Issuance of common stock in satisfaction of accounts payable April								$ 0.82
Issuance of common stock in satisfaction of accounts payable June								$ 0.82
Issuance of common stock in satisfaction of accounts payable July								$ 0.82
Cashless Exercise of warrants March							$ 2.5
Issuance of common stock in satisfaction of deposit April							$ 1.25
Issuance of common stock as repayment of monthly amortization payments due August (in dollars)							4,000,000
Issuance of common stock as repayment of monthly amortization payments due September (in dollars)							4,000,000
Issuance of common stock as repayment of monthly amortization payments due September (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due October (in dollars)							4,000,000
Issuance of common stock as repayment of monthly amortization payments due October (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due November (in dollars)							4,000,000
Issuance of common stock as repayment of monthly amortization payments due November							$ 1.17
Issuance of common stock as repayment of monthly amortization payments due November (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due December (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due December							$ 0.98
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due January							$ 0.81
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)							500,000
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)						4,000,000	500,000
Issuance of common stock as repayment of monthly amortization payments due February						$ 1.48	$ 1.23
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due March							$ 2.31
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)							500,000
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)							3,500,000
Issuance of common stock as repayment of monthly amortization payments due April (in dollars)							2,000,000
Issuance of common stock as repayment of monthly amortization payments due April							$ 2.7
Issuance of common stock as repayment of monthly amortization payments due April (in dollars)							3,500,000
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)							4,000,000
Issuance of common stock as repayment of monthly amortization payments due January							$ 2.7
Issuance of common stock as repayment of monthly amortization payments due January							$ 3.1
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)							4,000,000
Issuance of common stock as repayment of monthly amortization payments due February						$ 1.53	$ 3.1
Issuance of common stock as repayment of monthly amortization payments due January							$ 1.96
Issuance of common stock as repayment of monthly amortization payments due February						$ 1.65	$ 1.96
Issuance of common stock as repayment of monthly amortization payments due January							$ 1.75
Issuance of common stock as repayment of monthly amortization payments due February						$ 2.02	$ 1.75
Issuance of common stock for services August							$ 0.97
Issuance of common stock for services March		$ 0.24	$ 0.62	$ 0.3	$ 0.95	$ 1.65	$ 2.96
Issuance of common stock for services May		$ 0.23	$ 0.33	$ 0.38	$ 0.97	$ 1.47	$ 1.88
Issuance of common stock in connection with conversion of debenture September (in dollars)							504,538
Issuance of common stock in connection with conversion of debenture September (in dollars)							2,000,000
Issuance of common stock in connection with conversion of debenture September (in dollars)							286,538
Issuance of common stock in connection with conversion of debenture September (in dollars)							457,200
Issuance of common stock in connection with conversion of debenture September (in dollars)							211,538
Issuance of common stock in connection with conversion of debenture September (in dollars)							150,000
Issuance of common stock in connection with conversion of debenture September (in dollars)							457,317
Issuance of common stock in connection with conversion of debenture October (in dollars)							307,317
Issuance of common stock in connection with conversion of debenture October (in dollars)							2,000,000
Issuance of common stock in connection with conversion of debenture October (in dollars)							300,000
Issuance of common stock in connection with conversion of debenture October (in dollars)							500,000
Issuance of common stock in connection with conversion of debenture October (in dollars)							113,077
Issuance of common stock in connection with conversion of debenture October (in dollars)							297,692
Issuance of common stock in connection with conversion of debenture October (in dollars)							4,000,000
Issuance of common stock in connection with conversion of debenture October (in dollars)							100,000
Issuance of common stock in connection with conversion of debenture November (in dollars)						52,554	42,800
Issuance of common stock in connection with conversion of debenture November (in dollars)						4,000,000	2,000,000
Issuance of common stock in connection with conversion of debenture November							$ 1.23
Issuance of common stock in connection with conversion of debenture November (in dollars)							230,769
Issuance of common stock in connection with conversion of debenture November (in dollars)							4,000,000
Issuance of common stock in connection with conversion of debenture November							$ 0.97
Issuance of common stock in connection with conversion of debenture December (in dollars)							1,451,000
Issuance of common stock in connection with conversion of debenture December (in dollars)							3,500,000
Issuance of common stock in connection with conversion of debenture December							$ 0.93
Issuance of common stock in connection with conversion of debenture December (in dollars)							4,221
Issuance of common stock in connection with conversion of debenture December (in dollars)							2,000,000
Issuance of common stock in connection with conversion of debenture December							$ 0.85
Issuance of common stock in connection with conversion of debenture December (in dollars)							82,000
Issuance of common stock in connection with conversion of debenture December							$ 0.84
Issuance of common stock in connection with conversion of debenture January (in dollars)							617,000
Issuance of common stock in connection with conversion of debenture January (in dollars)							3,500,000
Issuance of common stock in connection with conversion of debenture January							$ 0.94
Issuance of common stock in connection with conversion of debenture January (in dollars)							850,000
Issuance of common stock in connection with conversion of debenture January							$ 1.06
Issuance of common stock in connection with conversion of debenture February (in dollars)							950,000
Issuance of common stock in connection with conversion of debenture February (in dollars)							4,000,000
Issuance of common stock in connection with conversion of debenture February							$ 2.38
Issuance of common stock in connection with conversion of debenture March (in dollars)							1,550,000
Issuance of common stock in connection with conversion of debenture March (in dollars)							4,000,000
Issuance of common stock in connection with conversion of debenture March							$ 2.21
Issuance of common stock in connection with conversion of debenture March (in dollars)							2,350,000
Issuance of common stock in connection with conversion of debenture March							$ 2.31
Issuance of common stock in connection with conversion of debenture March (in dollars)							500,000
Issuance of common stock in connection with conversion of debenture March							$ 2.2
Issuance of common stock in connection with conversion of debenture March (in dollars)							200,000
Issuance of common stock in connection with conversion of debenture March (in dollars)							384,615
Issuance of common stock in connection with conversion of debenture March						$ 1.71	$ 3.33
Issuance of common stock in connection with conversion of debenture April						$ 1.61	$ 2.63
Issuance of common stock in connection with conversion of debenture April (in dollars)							423,077
Issuance of common stock in connection with conversion of debenture April (in dollars)							3,500,000
Issuance of common stock in connection with conversion of debenture April (in dollars)							923,077
Issuance of common stock in connection with conversion of debenture April (in dollars)							4,000,000
Issuance of common stock in satisfaction of accounts payable September							$ 0.81
Issuance of common stock in satisfaction of accounts payable March							$ 3.2
Issuance of common stock in conjunction with financing September (in dollars)							2,000,000
Issuance of common stock in conjunction with financing September							$ 0.82
Issuance of common stock in conjunction with financing December (in dollars)							3,500,000
Issuance of common stock in conjunction with financing December							$ 0.95
Issuance of common stock in conjunction with financing January (in dollars)							4,000,000
Issuance of common stock in conjunction with financing January							$ 1
Issuance of warrants in conjunction with financing September (in dollars)							2,000,000
Issuance of warrants in conjunction with financing September							$ 0.82
Issuance of warrants in conjunction with financing October (in dollars)							500,000
Issuance of warrants in conjunction with financing October							$ 0.82
Issuance of common stock in conjunction with financing December							$ 0.82
Issuance of common stock in conjunction with financing January							$ 1.05
Issuance of warrants in conjunction with convertible debentures September (in dollars)							2,000,000
Issuance of warrants in conjunction with convertible debentures September							$ 0.82
Issuance of warrants in conjunction with convertible debentures October (in dollars)							500,000
Issuance of warrants in conjunction with convertible debentures October							$ 0.82
Issuance of warrants in conjunction with convertible debentures December (in dollars)							3,500,000
Issuance of warrants in conjunction with convertible debentures December							$ 0.82
Issuance of warrants in conjunction with convertible debentures January (in shares)							4,000,000
Issuance of warrants in conjunction with convertible debentures January							$ 1.05
Issuance of warrants in conjunction with convertible debentures February (in shares)							4,000,000
Issuance of warrants in conjunction with convertible debentures February							$ 1.05
Value of Beneficial Conversion Feature on Convertible Debentures September (in dollars)							2,000,000
Value of Beneficial Conversion Feature on Convertible Debentures September							$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures October (in dollars)							500,000
Value of Beneficial Conversion Feature on Convertible Debentures October							$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures December (in dollars)							3,500,000
Value of Beneficial Conversion Feature on Convertible Debentures December							$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures January							$ 1.05
Value of Beneficial Conversion Feature on Convertible Debentures February							$ 1.05
Exercise of warrants for cash February							$ 1.05
Exercise of warrants for cash February							$ 1.2
Exercise of warrants for cash February							$ 1.25
Exercise of warrants for cash February							$ 1.72
Exercise of warrants for cash March							$ 0.82
Exercise of warrants for cash March							$ 1.05
Exercise of warrants for cash March							$ 1.68
Exercise of warrants for cash March							$ 2.15
Exercise of warrants for cash March							$ 1.88
Exercise of warrants for cash March							$ 2.02
Exercise of warrants for cash March							$ 1.86
Exercise of warrants for cash April			$ 0.33				$ 1.88
Exercise of warrants for cash April							$ 0.82
Exercise of warrants for cash April							$ 0.91
Exercise of warrants for cash April							$ 1.05
Exercise of stock options for cash November							$ 0.63
Exercise of stock options for cash January		$ 0.001					$ 0.63
Exercise of stock options for cash February							$ 1.59
Exercise of stock options for cash February							$ 1.38
Exercise of stock options for cash March							$ 0.94
Exercise of stock options for cash March							$ 1.47
Exercise of stock options for cash March							$ 1.59
Exercise of stock options for cash March							$ 1.71
Exercise of stock options for cash March							$ 2.1
Exercise of stock options for cash March							$ 1.1
Exercise of stock options for cash March							$ 1.52
Exercise of stock options for cash March							$ 2.19
Exercise of stock options for cash March							$ 0.63
Exercise of stock options for cash April					$ 1		$ 1.47
Exercise of stock options for cash April					$ 0.89		$ 0.94
Exercise of stock options for cash May						$ 0.63	$ 2.1
Exercise of stock options for cash May							$ 1.47
Issuance of warrants as exercise inducement October							$ 1.2
Issuance of warrants as exercise inducement October							$ 1.25
Issuance of warrants as exercise inducement December							$ 1.25
Issuance of warrants as exercise inducement January							$ 1.6
Issuance of warrants as exercise inducement February							$ 3
Issuance of warrants as exercise inducement March							$ 3
Issuance of warrants as exercise inducement June							$ 2.35
Issuance of common stock as employee compensation December		$ 0.29	$ 0.56	$ 0.38	$ 1.75		$ 0.9
Issuance of common stock as employee compensation May		$ 0.21	$ 0.38	$ 0.38	$ 1	$ 1.45	$ 1.88
Issuance of warrants in exchange for services rendered March			$ 1.25		$ 3.75	$ 1.71
Cancellation of common stock May						$ 1.45
Issuance of common stock for services March			$ 0.53	$ 0.35	$ 1.14	$ 1.69
Issuance of common stock for services April		$ 0.22	$ 0.53	$ 0.39	$ 1.06	$ 1.65
Issuance of common stock for services April			$ 0.47	$ 0.33		$ 1.69
Issuance of common stock for services June		$ 0.18	$ 0.32	$ 0.64		$ 1.83
Issuance of common stock for services July		$ 0.13	$ 0.35	$ 0.58	$ 0.8	$ 1.75
Issuance of common stock for services July		$ 0.15	$ 0.4	$ 0.56		$ 1.68
Issuance of common stock for services June				$ 0.42		$ 1.8
Issuance of common stock as employee compensation October		$ 0.36	$ 0.6	$ 0.31	$ 1.52	$ 1.83
Issuance of common stock as employee compensation March		$ 0.25	$ 0.56	$ 0.31	$ 1.04	$ 1.71
Issuance of common stock as employee compensation March						$ 1.7
Issuance of common stock as employee compensation July		$ 0.13	$ 0.35	$ 0.66	$ 0.83	$ 1.78
Issuance of common stock as employee compensation April						$ 1.65
Issuance of common stock in connection with conversion of debenture January						$ 1.74
Issuance of common stock in connection with conversion of debenture January						$ 1.77
Issuance of common stock in connection with conversion of debenture March (in dollars)						52,554
Issuance of common stock in connection with conversion of debenture March (in dollars)						4,000,000
Issuance of warrants as employee compensation March					$ 0.94
Issuance of warrants in conjunction with convertible debentures March					$ 1.1
Issuance of warrants in conjunction with convertible debentures March					$ 1.21
Repurchase of common stock March					$ 1.16
Value of Beneficial Conversion Feature on Convertible Debentures March					$ 1.21
Issuance of common stock for services September		$ 0.45	$ 0.62	$ 0.53	$ 1.61
Issuance of common stock for services September		$ 0.49	$ 0.76		$ 1.53
Issuance of common stock for services November		$ 0.3	$ 0.51	$ 0.38	$ 1.75
Issuance of common stock for services November			$ 0.45		$ 1.54
Issuance of common stock for services November					$ 1.53
Issuance of common stock for services December		$ 0.3	$ 0.56	$ 0.47	$ 1.84
Issuance of common stock for services December		$ 0.29	$ 0.61	$ 0.53	$ 1.74
Issuance of common stock for services January			$ 0.62		$ 1.34
Issuance of common stock as employee compensation August		$ 0.43	$ 0.6215	$ 0.56	$ 1.51
Issuance of common stock as employee compensation August					$ 1.5
Issuance of common stock as employee compensation September		$ 0.5	$ 0.7254	$ 0.56	$ 1.55
Issuance of common stock as employee compensation October					$ 1.53
Issuance of common stock as employee compensation November		$ 0.31	$ 0.5	$ 0.35	$ 1.7
Issuance of common stock as employee compensation October					$ 1.36
Stock-based compensation - officers stock options May					$ 0.96
Exercise of stock options for cash December					$ 1.59
Issuance of options in exchange for the services rendered May			$ 0.46	$ 0.29
Issuance of common stock in satisfaction of accounts payable June		$ 0.19	$ 0.33	$ 0.36
Issuance of common stock in satisfaction of accounts payable June		$ 0.23	$ 0.37	$ 0.65
Issuance of common stock as converstion of Convertible Notes June				$ 0.33
Issuance of common stock as repayment of monthly amortization payments on convertible notes August				$ 0.65
Issuance of common stock as repayment of monthly amortization payments on convertible notes September				$ 0.52
Issuance of common stock as repayment of monthly amortization payments on convertible notes October				$ 0.29
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes November				$ 0.29
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes January				$ 0.32
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes March				$ 0.18
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes April				$ 0.28
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes April				$ 0.3
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes May				$ 0.33
Issuance of common stock for services May		$ 0.22	$ 0.39	$ 0.37
Issuance of common stock for services May		$ 0.21		$ 0.42
Issuance of common stock for services June				$ 0.43
Issuance of common stock for services June				$ 0.76
Issuance of common stock for services June				$ 0.58
Issuance of common stock for services April			$ 0.45	$ 0.65
Issuance of common stock for services July				$ 0.62
Issuance fo common stock in exchange for the services rendered March			$ 0.6	$ 0.31
Issuance of common stock as repayment of interest on Convertible Notes October				$ 0.52
Issuance of common stock as repayment of interest on Convertible Notes March				$ 0.18
Issuance of common stock as repayment of interest on Convertible Notes May				$ 0.33
Cashless Exercise of warrants April			$ 0.33	$ 0.5
Cashless Exercise of warrants June				$ 0.33
Issuance of common stock for cash pursuant to private placement June				$ 0.33
Issuance of common stock for cash pursuant to private placement August			$ 0.79
Issuance of common stock for cash pursuant to private placement September			$ 0.8
Issuance of common stock for cash pursuant to private placement April			$ 0.47
Issuance of common stock for cash pursuant to private placement April			$ 0.4258
Issuance of common stock for cash pursuant to private placement April			$ 0.42
Issuance of common stock for services October		$ 0.4	$ 0.65
Issuance of common stock for services October		$ 0.34	$ 0.525
Issuance of common stock for services December		$ 0.31	$ 0.57
Issuance of common stock for services December			$ 0.53
Issuance of common stock for services January			$ 0.63
Issuance of common stock for services February			$ 0.625
Issuance of common stock for services March			$ 0.54
Cashless Exercise of warrants January			$ 0.33
Issuance of options in exchange for the services rendered December		$ 0.64	$ 0.46
Issuance of options in exchange for the services rendered March		$ 0.282	$ 0.64
Issuance of options in exchange for the services rendered July			$ 0.38
Issuance of common stock in satisfaction of accounts payable September		$ 0.36	$ 0.55
Issuance of common stock in satisfaction of accounts payable September		$ 0.49	$ 0.77
Issuance of common stock in satisfaction of accounts payable December		$ 0.29	$ 0.48
Issuance of common stock in satisfaction of accounts payable December		$ 0.33	$ 0.67
Issuance of common stock in satisfaction of accounts payable March			$ 0.45
Issuance of common stock in satisfaction of accounts payable March			$ 0.65
Issuance of warrants in exchange for services rendered December			$ 0.51
Cashless Exercise of warrants September		$ 0.001
Issuance of common stock in connection with conversion of Preferred Stock July (in dollars)		1,288,000
Issuance of common stock in connection with conversion of Preferred Stock July (in dollars)		$ 2,575,000
Issuance of options in exchange for the services rendered September		$ 0.64
Issuance of options in exchange for the services rendered March		$ 0.64
Issuance of options in exchange for the services rendered June		$ 0.64
Issuance of common stock for cash pursuant to private placement March		$ 0.25

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended			189 Months Ended	195 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011	Jan. 31, 2012
Cash Flows From Operating Activities:
Net loss	$ (8,782,297)	$ (12,114,173)	$ (21,675,867)	$ (25,279,940)	$ (45,812,228)	$ (344,683,282)	$ (353,465,579)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	320,127	375,765	742,961	780,250	805,806	9,295,882	9,616,009
Minority interest share of loss	0	0	0	0	0	(3,038,185)	(3,038,185)
Reduction of notes receivable - common stock in exchange for services rendered	0	0	0	0	0	423,882	423,882
Write-off of uncollectible notes receivable - common stock	0	0	0	0	0	391,103	391,103
Write-off of deferred offering costs	0	0	0	0	0	3,406,196	3,406,196
Write-off of abandoned patents	88,582	0	0	0	0	913,196	1,001,778
(Gain) Loss on disposal of property and equipment	(726,464)	0	35,878	0	0	36,789	(689,675)
Loss on extinguishment of debt	0	0	0	0	0	14,134,069	14,134,069
Common stock issued as employee compensation	11,783	50,500	100,999	101,002	198,128	3,881,394	3,893,177
Amortization of options and option modifications as stock compensation	44,415	140,241	936,465	1,765,381	34,418	2,808,842	2,853,257
Common stock issued for services rendered	393,145	1,681,795	1,990,005	1,755,200	1,536,431	13,807,834	14,200,979
Amortization of prepaid services in conjunction with common stock issuance	0	0	0	0	0	138,375	138,375
Non-cash compensation expense	0	0	0	0	0	45,390	45,390
Stock options and warrants issued for services rendered	0	0	0	591,000	11,000	7,956,723	7,956,723
Issuance of warrants as additional exercise right inducement	0	0	0	0	0	21,437,909	21,437,909
Preferred stock issued for services rendered	0	0	0	0	0	100	100
Treasury stock redeemed for non-performance of services	0	0	0	0	0	(138,000)	(138,000)
Amortization of deferred debt issuance costs and loan origination fees	0	0	0	0	717,694	2,405,629	2,405,629
Amortization of discount on convertible debentures	0	0	0	0	15,931,481	38,345,592	38,345,592
Common stock issued for interest on convertible debentures & preferred stock	347,490	0	0	0	473,055	757,514	1,105,004
Interest on short-term advance	0	0	0	0	0	22,190	22,190
Founders' shares transferred for services rendered	0	0	0	0	0	353,506	353,506
Fees in connection with refinancing of debt	0	0	0	0	0	113,274	113,274
Warrant repricing costs	0	0	0	0	3,198,604	3,198,604	3,198,604
Change in fair value of derivative warrant liability	4,212,545	(1,068,217)	(2,220,916)	(4,125,590)	0	(365,463) [1]	3,847,082 [2]
Changes in operating assets and liabilities (excluding the effects of acquisition):
Accounts receivable	8,472	51,910	62,200	(12,482)	14,146	(23,517)	(15,045)
Miscellaneous receivables	0	0	0	0	0	43,812	43,812
Inventory	215,834	349,004	1,197,768	(618,401)	147,591	(736,483)	(520,649)
Other current assets	(116,509)	65,997	116,171	601,115	(379,487)	(203,894)	(320,403)
Accounts payable and accrued expenses	(617,777)	29,203	1,811,120	1,878,296	462,520	16,242,556	15,624,779
Deferred revenue	(11,426)	(4,133)	(28,152)	252,042	13,325	362,727	351,301
Other, net	0	0	0	0	0	110,317	110,317
Net Cash Used in Operating Activities	(4,612,080)	(10,442,108)	(16,931,368)	(22,312,127)	(22,647,516)	(208,555,419)	(213,167,499)
Cash Flows From Investing Activities:
Purchase of property and equipment	(2,416)	(51,798)	(52,383)	(159,708)	(1,385)	(4,807,023)	(4,809,439)
Proceeds from sale of property and equipment	1,788,554	0					1,788,554
Costs incurred for patents	(82,530)	(109,486)	(234,984)	(228,777)	(152,148)	(2,666,271)	(2,748,801)
Change in restricted cash	0	0	0	0	0	512,539	512,539
Proceeds from maturity of short term investments	0	0	0	0	8,852,214	195,242,918	195,242,918
Purchases of short-term investments	0	0	0	0	0	(195,242,918)	(195,242,918)
Cash received in conjunction with merger	0	0	0	0	0	82,232	82,232
Advances to Antigen Express, Inc.	0	0	0	0	0	(32,000)	(32,000)
Increase in officers' loans receivable	0	0	0	0	0	(1,126,157)	(1,126,157)
Change in deposits	0	0	0	0	0	(652,071)	(652,071)
Change in notes receivable - common stock	0	0	0	0	0	(91,103)	(91,103)
Change in due from related parties	0	0	0	0	0	(2,222,390)	(2,222,390)
Other, net	0	0	0	0	0	89,683	89,683
Net Cash Provided by/(Used in) Investing Activities	1,703,608	(161,284)	(287,367)	(388,485)	8,698,681	(10,912,561)	(9,208,953)
Cash Flows From Financing Activities:
Proceeds from short-term advance	0	0	0	0	0	325,179	325,179
Repayment of short-term advance	0	0	0	0	0	(347,369)	(347,369)
Proceeds from issuance of long-term debt	1,351,472	0	0	0	0	2,005,609	3,357,081
Repayment of long-term debt	(701,363)	(55,996)	(116,632)	(100,030)	(82,682)	(2,241,188)	(2,942,551)
Repayment of obligations under capital lease	0	(7,818)	(7,818)	(39,950)	(35,234)	(83,002)	(83,002)
Change in due to related parties	0	0	0	0	0	154,541	154,541
Proceeds from exercise of warrants	30,000	0	0	1,574,062	109,170	45,698,281	45,728,281
Proceeds from exercise of stock options	0	577	577	0	56,000	5,002,493	5,002,493
Proceeds from minority interest investment	0	0	0	0	0	3,038,185	3,038,185
Proceeds from issuance of preferred stock	0	0	2,315,000	0	0	14,330,000	14,330,000
Redemption of SVR preferred stock	0	0	0	0	0	(100)	(100)
Proceeds from issuance of convertible debentures, net	0	0	0	0	0	40,704,930	40,704,930
Payment of costs associated with convertible debentures	0	0	0	0	0	(722,750)	(722,750)
Repayments of convertible debentures	0	0	0	0	(4,506,667)	(5,142,424)	(5,142,424)
Purchase of treasury stock	0	0	0	0	0	(483,869)	(483,869)
Proceeds from issuance of common stock, net	0	2,925,000	3,939,000	20,900,289	15,453,234	120,576,242	120,576,242
Purchase and retirement of common stock	0	0	0	0	0	(497,522)	(497,522)
Net Cash Provided by Financing Activities	680,109	2,861,763	6,130,127	22,334,371	10,993,821	222,317,236	222,997,345
Effect of Exchange Rates on Cash	(25,657)	(10,497)	6,535	50,063	(85,448)	(50,459)	(76,116)
Net (Decrease)/Increase in Cash and Cash Equivalents	(2,254,020)	(7,752,126)	(11,082,073)	(316,178)	(3,040,462)	2,798,797	544,777
Cash and Cash Equivalents, Beginning of Period	2,798,797	13,880,870	13,880,870	14,197,048	17,237,510	0	0
Cash and Cash Equivalents, End of Period	544,777	6,128,744	2,798,797	13,880,870	14,197,048	2,798,797	544,777
Supplemental Disclosure of Cash Flow Information:
Interest	94,832	103,393
Income taxes	0	0
Disclosure of non-cash investing and financing activities:
Issuance of common stock as satisfaction of accounts payable and accrued expenses	0	1,008,220
Par value of common stock issued in conjunction with cashless exercise of warrants	9,782	998
Issuance of common stock as interest on convertible preferred stock	$ 347,490	$ 0

[1]	(1) - includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2011" column. See Note 13 - Derivative Warrant Liability.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to January 31, 2012" column. See Note 11 - Derivative Warrant Liability.

Organization and Business:	12 Months Ended
Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 - Organization and Business:
Generex Biotechnology Corporation (the Company) and its wholly-owned subsidiary Generex Pharmaceuticals, Inc. are engaged in the research and development of drug delivery systems and technology.  Since its inception, the Company has devoted its efforts and resources to the development of a platform technology for the oral administration of large molecule drugs, including proteins, peptides, monoclonal antibodies, hormones and vaccines, which historically have been administered by injection, either subcutaneously or intravenously.  Oral-lynTM the first product based on this platform technology, is in the various stages of regulatory approval in different jurisdictions around the world.

The Company’s wholly-owned subsidiary, Antigen Express, Inc. (Antigen), is engaged in research and development of technologies and immunomedicines for the treatment of malignant, infectious, autoimmune and allergic diseases.  The Company’s immunomedicine products work by stimulating the immune system to either attack offending agents (i.e., cancer cells, bacteria, and viruses) or to stop attacking benign elements (i.e., self proteins and allergens). The immunomedicine products are based on two platform technologies that were discovered by an executive officer of Antigen, the Ii-Key hybrid peptides and Ii-Suppression. These technologies are expected to greatly boost immune cell responses which diagnose and treat the ailments and conditions.

The Company is a development stage company, which has a limited history of operations and limited revenue to date. This revenue has been comprised mainly of the sale of our confectionary products, although the Company has recognized $600,000 relating to upfront license fees for the signing of license and distribution agreements for Generex Oral-lyn™.  Additionally, the Company has several product candidates that are in various research or early stages of pre-clinical and clinical development.  There can be no assurance that the Company will be successful in obtaining regulatory clearance for the sale of existing or any future products or that any of the Company’s products will be commercially viable.

Going Concern
The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has experienced negative cash flows from operations since inception and had an accumulated deficit at July 31, 2011 of approximately $350 million. The Company has funded its activities to date almost exclusively from debt and equity financings.

The Company will continue to require substantial funds to continue research and development, including preclinical studies and clinical trials of its product candidates, and to commence sales and marketing efforts, if the FDA or other regulatory approvals are obtained.  Management’s plans in order to meet its operating cash flow requirements include financing activities such as private placements of its common stock, preferred stock offerings, issuances of debt and convertible debt instruments.  Management is also actively pursuing industry collaboration activities including product licensing and specific project financing.

While the Company believes that it will be successful in obtaining the necessary financing to fund its operations, meet revenue projections and manage costs, there are no assurances that such additional funding will be achieved and that it will succeed in its future operations. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue in existence.

Basis of Presentation	6 Months Ended
Jan. 31, 2012
Basis Of Presentation and Going Concern Disclosure [Abstract]
Basis Of Presentation and Going Concern Disclosure [Text Block]
1.	Basis of Presentation

The accompanying unaudited interim consolidated financial statements (“interim statements”) have been prepared pursuant to the rules and regulations for reporting on Form 10-Q. Accordingly, certain information and disclosures required by generally accepted accounting principles for complete financial statements are not included herein. The interim statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s latest Annual Report on Form 10-K. The results for the six months ended January 31, 2012 may not be indicative of the results for the entire year.

Interim statements are subject to possible adjustments in connection with the annual audit of the Company’s accounts for fiscal year 2012. In the Company’s opinion, all adjustments necessary for a fair presentation of these interim statements have been included and are of a normal and recurring nature.

The Company is a development stage company, which has a limited history of operations and limited revenue to date. This revenue has been comprised mainly of the sale of our confectionary products, although the Company has recognized $600,000 relating to upfront license fees for the signing of license and distribution agreements for Generex Oral-lyn™. Additionally, the Company has several product candidates that are in various research or early stages of pre-clinical and clinical development. There can be no assurance that the Company will be successful in obtaining regulatory clearance for the sale of existing or any future products or that any of the Company’s products will be commercially viable.

Going Concern

The accompanying interim statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has experienced negative cash flows from operations since inception and had an accumulated deficit at January 31, 2012 of approximately $357 million. The Company has funded its activities to date almost exclusively from debt and equity financings, as well as the recent sales of non-essential real estate assets in August 2011.

The Company will continue to require substantial funds to continue research and development, including pre-clinical studies and clinical trials of its product candidates, and to commence sales and marketing efforts, if the FDA or other regulatory approvals are obtained.  Management’s plans in order to meet its operating cash flow requirements include financing activities such as private placements of its common stock, preferred stock offerings, issuances of debt and convertible debt instruments.  Management will be limited in the financing activities that the Company undertakes in the near future as the securities purchase agreement that the Company entered into on January 31, 2012 with certain investors prohibits the Company from (i) issuing additional equity securities until 60 days after the effective date of a registration statement covering the resale of the common stock issuable upon exercise of the warrants and conversion of the preferred stock sold in that transaction and (ii) issuing additional debt or equity securities with variable conversion or exercise prices until February 1, 2013. Management is also actively pursuing financial and strategic alternatives, including strategic investments and divestitures, industry collaboration activities and strategic partners.  Management has sold, and is also seeking further sales of, non-essential real estate assets which are classified as Assets Held for Investment to augment its cash position.

There are no assurances that such additional funding will be achieved and that it will succeed in its future operations. The interim statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue in existence. The Company’s inability to obtain required funding in the near future or its inability to obtain funding on favorable terms will have a material adverse effect on its operations and strategic development plan for future growth. If the Company cannot successfully raise additional capital and implement its strategic development plan, its liquidity, financial condition and business prospects will be materially and adversely affected, and the Company may have to cease operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Summary of Significant Accounting Policies:	12 Months Ended
Jul. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2 - Summary of Significant Accounting Policies:

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained.  For those consolidated subsidiaries where the Company ownership is less than 100 percent, the outside stockholders’ interests are shown as minority interests.  Effective December 17, 2004, the Company’s ownership in all consolidated subsidiaries is 100 percent.  All significant intercompany transactions and balances have been eliminated.

Development Stage Company
The accompanying consolidated financial statements have been prepared in accordance with the provisions of FASB ASC Topic 915, “Development Stage Entities.”

Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable
Accounts receivable are customer obligations due under normal trade terms. The Company sells its product to various distributors and retailers. The Company performs ongoing credit evaluations of customers’ financial condition and does not require collateral.

Management reviews accounts receivable on a monthly basis to determine collectability. Balances that are determined to be uncollectible are written off to the allowance for doubtful accounts. The allowance for doubtful accounts contains a general accrual for estimated bad debts and had a balance of zero at July 31, 2011 and 2010, however, actual write-offs may exceed the allowance.

Inventory
Inventory consists of raw materials, product components and finished goods.  Inventory is stated at the lower of cost or market with cost determined using the first-in first-out (“FIFO”) method. In evaluating whether inventory is stated at the lower of cost or market, management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time required to sell such inventory, remaining shelf life and current and expected market conditions, including levels of competition. As appropriate, a provision is recorded to reduce inventory to its net realizable value.

Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation.  Depreciation is provided on the straight-line method over the estimated useful lives of the assets, which range from three to thirty years.  Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal.  Repairs and maintenance expenditures are expensed as incurred.

Assets Held for Investment
Property held for investment is recorded at cost less accumulated depreciation.  Depreciation is provided on the straight-line method over the estimated useful lives of the assets of thirty years.  Gains and losses on depreciable assets retired or sold are recognized in the statement of operations in the year of disposal.  Repairs and maintenance expenditures are expensed as incurred.

Patents
Capitalized patent costs represent legal costs incurred to establish patents and a portion of the acquisition price paid attributed to patents upon the acquisition of Antigen in August 2003.  When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and costs of national applications and are expensed as incurred.  Capitalized patent costs are amortized on a straight line basis over the remaining life of the patent.  As patents are abandoned, the net book value of the patent is written off.

Impairment or Disposal of Long-Lived Assets
The Company assesses the impairment of long-lived assets under FASB ASC Topic 360 whenever events or changes in circumstances indicate that the carrying value may not be recoverable.  For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable and exceeds its fair value.  The carrying amount of the long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposal of the asset.  There were no disposals relating to long-lived assets in the fiscal years ended July 31, 2011, 2010 and 2009 and no impairments relating to long-lived assets in the fiscal years ended July 31, 2010 and 2009.  In the fiscal year ended July 31, 2011, the Company recorded a write down of $35,878 on certain fixed assets.

Derivative Warrant Liability
The Company’s derivative warrant instruments are measured at fair value using an accepted valuation model which takes into account, as of the valuation date, factors including the current exercise price, the expected life of the warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the warrant.  The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities depending on the rights or obligations under the contracts.  The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations under the caption “Change in fair value of derivative warrant liability.” See Note 13 – Derivative Liabilities.

Revenue Recognition
Revenues from the sale of commercial products are recognized at the time title of goods passes to the buyer and the buyer assumes the risks and rewards of ownership. Certain product sales are made to retailers under agreements allowing for a right to return unsold products. In accordance with FASB ASC Topic 605, recognition of revenue on all sales to these retailers is deferred until the right of return expires, the product is sold to a third party or a provision for returns can be reasonably estimated based on historical experience. The cost of inventory under these sales is considered to be a consigned inventory until the revenue is recognized.  Sales are reported net of estimated returns and allowances, discounts, mail-in rebate redemptions and credit card chargebacks. If actual sales returns, allowances, discounts, mail-in rebate redemptions or credit card chargebacks are greater than estimated by management, additional expense may be incurred.

Grant revenue is recognized as the Company provides the services stipulated in the underlying grant based on the time and expenditures incurred.  Amounts received in advance of services provided are recorded as deferred revenue and amortized as revenue when the services are provided.  The Company received grant revenue of $488,959 in the fiscal year ended July 31, 2011 and recognized the full amount of the grant in fiscal 2011, as the Company had already incurred all of the qualifying expenses and the amount was fully received.  See Note 16 - Qualifying Therapeutic Discovery Project Program.

Included in miscellaneous income are fees received under licensing agreements.  Nonrefundable fees received under licensing agreements are recognized as revenue when received if the Company has no continuing obligations to the other party.

Rental income is recognized as revenue in the period in which the related rental space is occupied.

Research and Development Costs
Expenditures for research and development are expensed as incurred and include, among other costs, those related to the production of experimental drugs, including payroll costs, and amounts incurred for conducting clinical trials.  Amounts expected to be received from governments under research and development tax credit arrangements are offset against current research and development expense.

Income Taxes
Income taxes are accounted for under the asset and liability method prescribed by FASB ASC Topic 740.  These standards require a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position.  If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities.  Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse.  A valuation allowance is provided if it is more likely than not that some or all of the deferred tax asset will not be realized.  At July 31, 2011 and 2010, the Company had a full valuation allowance equal to the amount of the net deferred tax asset.

The Company adopted the FASB guidance concerning accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions as of August 1, 2007. The guidance requires that the Company determine whether it is more likely than not that a tax position will not be sustained upon examination by the appropriate taxing authority. If a tax position does not meet the more likely than not recognition criterion, the guidance requires that the tax position be measured at the largest amount of benefit greater than 50 percent not likely of being sustained upon ultimate settlement.  Based on the Company’s evaluation, management has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

Stock-Based Compensation
The Company follows FASB ASC Topic 718 which requires that new, modified and unvested share-based payment transactions with employees, such as grants of stock options and restricted stock, be recognized in the financial statements based on their fair value at the grant date and recognized as compensation expense over their vesting periods. The Company estimates the fair value of stock options as of the date of grant using the Black-Scholes option pricing model and restricted stock based on the quoted market price. The Company also follows the guidance in FASB ASC Topic 505 for equity based payments to non-employees for equity instruments issued to consultants and other non-employees.

Net Loss per Common Share
Basic earnings per share is computed by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period.  The computation of diluted earnings per share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings.  Refer to Note 17 for methodology for determining net loss per share.

Comprehensive Income/(Loss)
Other comprehensive income/(loss), which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholders’ Equity.

Concentration of Credit Risk
The Company maintains cash balances, at times, with financial institutions in excess of amounts insured by the Canada Deposit Insurance Corporation and the U.S. Federal Deposit Insurance Corporation.  Management monitors the soundness of these institutions and has not experienced any collection losses with these financial institutions.

During the fiscal year ended July 31, 2011, 49% of total net revenues were generated from three customers that individually represented over 10% of total revenue each (Customer A – 17%, Customer B – 16%, Customer C – 15%).  During the fiscal year ended July 31, 2010, 41% of total net revenues were generated from two different customers from above that individually represented over 10% of total revenue each (Customer D – 27%, Customer E – 14%).  During the fiscal year ended July 31, 2009, 78% of total net revenues were generated from two different customers from above, each individually representing over 10% of total revenue (Customer F – 44%, Customer G – 34%).  None of these seven customers had balances owing to the Company at each of the respective fiscal year end dates.

Foreign Currency Translation
Foreign denominated assets and liabilities of the Company are translated into U.S. dollars at the prevailing exchange rates in effect at the end of the reporting period.  Income statement accounts are translated at a weighted average of exchange rates which were in effect during the period.  Translation adjustments that arise from translating the foreign subsidiary’s financial statements from local currency to U.S. currency are recorded in the other comprehensive loss component of stockholders’ equity.

Fair Value of Financial Instruments
Fair value is defined under FASB ASC Topic 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.  The levels are as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities
•
Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, long-term debt, accounts payable and accrued expenses, as well as derivative warrant liabilities and derivative additional investment rights. All of these items, except for the derivative warrant liabilities and derivative additional investment rights, were determined to be Level 1 fair value measurements.  The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable and accrued expenses approximate their respective fair values because of the short maturities of these instruments. Long-term debt balances were determined to approximate their fair value as we believe the borrowing rates reflect the prevailing market rates available for similar debt instruments.

The Company has determined its derivative warrant liability and its derivative additional investment rights liability to be Level 2 fair value measurements and has used the binomial lattice model valuation method to calculate the fair value of the derivative warrant liability as of July 31, 2011 and 2010 and the derivative additional investment rights liability at July 31, 2011.  See Note 13 – Derivative Liabilities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company evaluates its estimates, including those related to bad debts, inventories, long lived assets (including patents) impairment valuations, debt obligations, derivatives, convertible preferred shares, long-term contracts, and contingencies and litigation, on an ongoing basis. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Critical accounting estimates are reviewed and discussed with the audit committee of the board of directors.  The Company considers an accounting estimate to be critical if it requires assumptions to be made that were uncertain at the time the estimate was made and changes in the estimate or different estimates that could have been selected could have a material impact on our results of operations or financial condition.

Effects of Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements
In October 2009, the Financial Accounting Standards Board (“FASB”) issued guidance on multiple deliverable revenue arrangements which eliminates the residual method of allocation and requires the relative selling price method when allocating deliverables of a multiple-deliverable revenue arrangement. The determination of the selling price for each deliverable requires the use of a hierarchy designed to maximize the use of available objective evidence including, vendor specific objective evidence, third party evidence of selling price, or estimated selling price.  This guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, and must be adopted in the same period using the same transition method. If adoption is elected in a period other than the beginning of a fiscal year, the amendments in these standards must be applied retrospectively to the beginning of the fiscal year. This guidance was effective for the Company’s current fiscal year beginning August 1, 2010.  The adoption of this guidance did not have a significant impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements
In January 2010, the FASB issued additional guidance on fair value measurements and disclosures which requires reporting entities to provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy established by the existing guidance.  The guidance is effective for any fiscal year that begins after December 15, 2010, and it should be used for quarterly and annual filings.  The Company is currently evaluating the impact of this new accounting guidance on its consolidated financial statements.

In May 2011, the FASB issued further guidance on fair value measurements and disclosures which requires the categorization by level for items that are only required to be disclosed at fair value and information about transfers between Level 1 and Level 2. In addition, the update provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The guidance requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact of this new accounting guidance on its consolidated financial statements.

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements.  The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact of this new accounting guidance on its consolidated financial statements.

Effects of Recent Accounting Pronouncements	6 Months Ended
Jan. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
2.	Effects of Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued additional guidance on fair value measurements and disclosures which requires reporting entities to provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy established by the existing guidance. The guidance was effective for our fiscal year beginning August 1, 2011. The adoption of this new accounting guidance did not have a material impact on the Company’s interim statements.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued further guidance on fair value measurements and disclosures which requires the categorization by level for items that are only required to be disclosed at fair value and information about transfers between Level 1 and Level 2. In addition, the update provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The guidance requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact of this new accounting guidance on its interim statements.

In June 2011, the FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance is effective for annual periods beginning after December 15, 2011 and subsequent interim periods. The Company is currently evaluating the impact of this new accounting guidance on its interim statements.

Property and Equipment:	12 Months Ended
Jul. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 3 - Property and Equipment:
The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2011	2010

Land	$237,969	$220,409
Buildings and Improvements	1,508,288	1,396,990
Furniture and Fixtures	149,540	159,739
Office Equipment	201,314	210,379
Lab Equipment	4,614,656	4,438,268

Total Property and Equipment	6,711,767	6,425,785

Less: Accumulated Depreciation	5,439,900	5,084,377

Property and Equipment, Net	$1,271,867	$1,341,408

Depreciation expense related to property and equipment amounted to $172,250, $238,253 and $298,407 for the years ended July 31, 2011, 2010 and 2009, respectively.

Income from Assets Held for Investment, net	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Income From Assets Held For Investment, Net [Abstract]
Income From Assets Held For Investment, Net [Text Block]
13.	Income from Assets Held for Investment, net

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,828. The remaining income of $140,644 in this category in the six months ended January 31, 2012, pertains to rental income from properties held for investment, net of carrying and operating expenses, compared to $166,282 in the prior year quarter. The two properties which were sold previously generated gross rental income, before carrying and operating expenses, of $16,647 per month and had monthly principal and interest payments of $6,110, in addition to property tax and insurance payments.

Note 4 - Assets Held for Investment, Net:
The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2011	2010

Assets Held For Investment	$5,100,519	$4,724,147

Less: Accumulated Depreciation	1,465,590	1,221,037

Assets Held for Investment, Net	$3,634,929	$3,503,110

These assets are held as collateral for long term debt (see Note 11).  Depreciation expense on assets held for investment amounted to $141,686, $134,251 and $117,515 for the years ended July 31, 2011, 2010 and 2009, respectively.

The Company’s intent is to hold this property for investment purposes and collect rental income.  Included in income from rental operations, net is $582,974, $407,809 and $497,858 of rental income and $233,516, $201,234 and $177,311 of rental expenses, including the depreciation expense amounts above relating to assets held for investment, for the years ended July 31, 2011, 2010 and 2009, respectively.

On August 26, 2011, the Company sold two of its commercial properties held as investments for gross proceeds of $1,809,926.  These properties had a net book value of $1,073,837 and the resulting gain on sale of these investment properties will be recognized in the first quarter of fiscal 2012.

Patents:	12 Months Ended
Jul. 31, 2011
Patents Disclosure [Abstract]
Patent Disclosure [Text Block]
Note 5 - Patents:
The costs and accumulated amortization of patents are summarized as follows:

	July 31,
	2011	2010

Patents	$6,487,389	$6,221,777

Less: Accumulated Amortization	3,137,801	2,688,089

Patents, Net	$3,349,588	$3,533,688

Weighted Average Life	11.2 years	11.7 years

Amortization expense amounted to $430,650, $407,746, $390,773 for the years ended July 31, 2011, 2010 and 2009, respectively. Amortization expense is expected to be approximately $414,000 per year for the years ended July 31, 2012 through 2016.  During the years ended July 31, 2011, 2010 and 2009, the Company did not write off any patents.

Income Taxes:	12 Months Ended
Jul. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 6 - Income Taxes:
The Company has incurred losses since inception, which have generated net operating loss (“NOL”) carryforwards.  The NOL carryforwards arise from both United States and Canadian sources.  Pretax losses arising from domestic operations (United States) were $15,060,207, $18,127,536 and $40,064,006 for the years ended July 31, 2011, 2010 and 2009, respectively.  Pretax losses arising from foreign operations (Canada and Bermuda) were $6,615,660, $7,152,404 and $5,748,222 for the years ended July 31, 2011, 2010 and 2009, respectively.  As of July 31, 2011, the Company has NOL carryforwards in Generex Biotechnology Corporation of approximately $191,475,000, which expire in 2018 through 2031, in Generex Pharmaceuticals Inc. of approximately $45,391,000, which expire in 2012 through 2031, and in Antigen Express, Inc. of approximately $25,226,000, which expire in 2016 through 2031.  These loss carryforwards are subject to limitation due to the acquisition of Antigen and may be limited in future years due to certain structural ownership changes which have occurred over the last several years, related to the Company’s equity and convertible debenture financing transactions.

For the years ended July 31, 2011, 2010 and 2009, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and other temporary differences for which no benefit was recorded.  Additionally for the year ended July 31, 2011, the Company has taken into account a decrease in the Canadian effective tax rate from 36.12% to 25% as of January 2012, which will reduce the future value (prior to valuation allowances) of the NOL carryforwards of the Canadian subsidiary.

Deferred income taxes consist of the following:
	July 31,
	2011	2010
Net operating loss carryforwards	$85,026,388	$84,804,372
Other timing difference	5,680	929,056
Total Deferred Tax Assets	85,032,068	85,733,428

Valuation Allowance	(84,336,137)	(84,966,128)

Deferred Tax Liabilities
Intangible assets	(623,708)	(719,846)
Other timing difference	(72,223)	(47,454)
Total Deferred Tax Liabilities	(695,931)	(767,300)

Net Deferred Income Taxes	$—	$—

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended July 31, 2011, 2010 and 2009 is as follows:
	2011	2010	2009

Federal statutory rate	(34.0)%	(34.0)%	(34.0)%

Increase (decrease) in income taxes resulting from:
Imputed interest income on intercompany receivables from foreign subsidiaries	3.0	2.0	1.0
Nondeductible items	(4.0)	(6.0)	5.0
Change in Canadian NOL carryforwards due to future tax rate changes	20.0	—	—
Other timing differences	18.0	3.0	10.0
Change in valuation allowance	(3.0)	35.0	18.0

Effective tax rate	—%	—%	—%

As of July 31, 2011, the Company had no unrecognized tax benefits, and no adjustment to its financial position, results of operations or cash flows was required. The Company does not expect that unrecognized tax benefits will increase within the next twelve months. The Company records interest and penalties related to tax matters within other expense on the accompanying consolidated statement of operations. These amounts are not material to the consolidated financial statements for the periods presented.  Generally, tax years 2008 to 2011 remain open to examination by the Internal Revenue Agency or other tax jurisdictions to which the Company is subject. The Company’s Canadian tax returns are subject to examination by federal and provincial taxing authorities in Canada. Generally, tax years 2003 to 2011 remain open to examination by the Canadian Customs and Revenue Agency or other tax jurisdictions to which the Company is subject.

Inventory	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	Inventory
Inventory consists of the following:
	January 31, 2012	July 31, 2011
Raw materials	$500,571	$502,195
Finished goods	—	215,247
Total	$500,571	$717,442

At January 31, 2012 and July 31, 2011, 100% and 70%, respectively, of the inventory related to the Company’s Oral-lyn™ product which is expected to be used primarily in future clinical trials, while the remainder at July 31, 2011 related to the Company’s over-the-counter confectionary products. As the Company is no longer focusing resources on the sale of the over-the counter confectionary products, the Company took a write-down of approximately $213,000 in the six months ended January 31, 2012 related to the remaining raw materials and finished goods pertaining to this product line which is included in research and development expenses.

Note 7 - Inventory:
Inventory consists of the following:
	July 31,
	2011	2010

Raw materials	$502,195	$962,035
Finished goods	215,247	949,848
Total	$717,442	$1,911,883

At July 31, 2011 and 2010, approximately 70% and 60%, respectively, of the inventory related to the Company’s Oral-lyn™ product, while the remainder in each year related to the Company’s over-the-counter confectionary products.

Accounts Payable and Accrued Expenses	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:
	January 31, 2012	July 31, 2011
Accounts Payable & Accruals – General and Administrative	$4,225,584	$4,805,091
Accounts Payable & Accruals – Research and Development	2,284,878	2,151,333
Accounts Payable & Accruals – Selling and Marketing	352,339	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 10)	—	347,490
Executive Compensation and Directors’ Fees Payable	215,439	—
Total	$7,078,240	$7,738,179

Note 8 - Accounts Payable and Accrued Expenses:
Accounts payable and accrued expenses consist of the following:
	July 31,
	2011	2010

Accounts Payable & Accruals – General and Administrative	$4,805,091	$3,480,340
Accounts Payable & Accruals – Research and Development	2,151,333	2,621,514
Accounts Payable & Accruals – Selling and Marketing	434,265	415,166
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 12)	347,490	—
Executive Compensation	—	37,694
Total	$7,738,179	$6,554,714

Commitments and Contingent Liabilities:	12 Months Ended
Jul. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 9 - Commitments and Contingent Liabilities:

Leases
The Company has entered into various operating lease agreements for the use of operating space, vehicles and office equipment.

Aggregate minimum annual lease commitments of the Company under non-cancelable operating leases as of July 31, 2011 are as follows:

Year	Amount

2012	$125,339
2013	16,621
2014	3,849
2015 and thereafter	—
Total Minimum Lease Payments	$145,809

Lease expense amounted to approximately $210,000, $200,000 and $102,000 for the years ended July 31, 2011, 2010 and 2009, respectively.

The preceding data reflects existing leases and does not include replacements upon their expiration.  In the normal course of business, operating leases are generally renewed or replaced by other leases.

Rental Operations
The Company sub-leases a portion of the floor that it owns in an office building located in Toronto, Canada.  The following represents the approximate minimum amount of sublease income under current lease agreements to be received in years ending after July 31, 2011:

Year	Amount

2012	$51,071
2013	28,601
2014	16,201
2015	11,144
2016 and thereafter	7,533
Total	$114,550

Assets Held for Investment
The Company leases two commercial buildings located in Brampton and Mississauga, Canada, and units of property that it owns located in Toronto, Canada.  On August 26, 2011, the Company sold the two commercial buildings located in Brampton and Mississauga.  The following represents the approximate minimum amount in lease income under current lease agreements to be received in years ending after July 31, 2011 after adjustment for the August 2011 building sales:

Year	Amount

2012	$301,060
2013	236,566
2014	211,026
2015	180,562
2016	153,771
Thereafter	650,562
Total	$1,733,547

Supply Agreements
On December 7, 2009, the Company entered into a long-term agreement with sanofi-aventis Deutschland GmbH (“sanofi-aventis”).  Under this agreement, sanofi-aventis will manufacture and supply recombinant human insulin to the Company in the territories specified in the agreement.  Through this agreement, the Company will procure recombinant human insulin crystals for use in the production of Generex Oral-lyn™.  The terms of the supply agreement require the Company to make certain minimum purchases of insulin from sanofi-aventis through the period ending December 31, 2011. To date, the Company has not met the minimum purchase commitments under this agreement.  After December 31, 2011, sanofi-aventis may terminate the agreement due to the Company’s failure to meet such purchase commitments.  Upon termination, the Company would be obligated to pay sanofi-aventis for all materials and components that it has acquired or ordered to manufacture insulin based on the Company’s forecasts or minimum purchase commitments, all related work-in-progress (at cost) and all finished insulin in inventory.

The Company has a supply agreement with Presspart Manufacturing Limited (“Presspart”), whereby the Company will purchase its entire requirements for products to use in the administration of insulin through the buccal mucosa and shall not purchase the products or any metal containers competitive to the products from any other person in exchange for an exclusive non-transferable royalty-free irrevocable license to use the products.  The contract shall continue for a minimum period of four contract years from the end of the first contract year in which the total quantity of products purchased by the Company from Presspart exceeds 10,000,000 units, and thereafter, shall continue until terminated by either party by giving twelve months written notice.  As of July 31, 2011, the Company has not yet completed a contract year in which the total quantity has exceeded 10,000,000 units and as such the expiration date of this contract cannot be determined.

Pending Litigation
In February 2001, a former business associate of the former Vice President of Research and Development (“VP”) of the Company and an entity known as Centrum Technologies Inc. (“CTI”) commenced an action in the Ontario Superior Court of Justice against the Company and the VP seeking, among other things, damages for alleged breaches of contract and tortious acts related to a business relationship between this former associate and the VP that ceased in July 1996. The plaintiffs’ statement of claim also seeks to enjoin the use, if any, by the Company of three patents allegedly owned by CTI. The three patents are entitled Liquid Formulations for Proteinic Pharmaceuticals, Vaccine Delivery System for Immunization, Using Biodegradable Polymer Microspheres, and Controlled Releases of Drugs or Hormones in Biodegradable Polymer Microspheres. It is the Company’s position that the buccal drug delivery technologies which are the subject matter of the Company’s research, development, and commercialization efforts, including Generex Oral-lyn™ and the RapidMist™ Diabetes Management System, do not make use of, are not derivative of, do not infringe upon, and are entirely different from the intellectual property identified in the plaintiffs’ statement of claim. On July 20, 2001, the Company filed a preliminary motion to dismiss the action of CTI as a nonexistent entity or, alternatively, to stay such action on the grounds of want of authority of such entity to commence the action. The plaintiffs brought a cross motion to amend the statement of claim to substitute Centrum Biotechnologies, Inc. (“CBI”) for CTI. CBI is a corporation of which 50 percent of the shares are owned by the former business associate and the remaining 50 percent are owned by the Company. Consequently, the shareholders of CBI are in a deadlock. The court granted the Company’s motion to dismiss the action of CTI and denied the plaintiffs’ cross motion without prejudice to the former business associate to seek leave to bring a derivative action in the name of or on behalf of CBI. The former business associate subsequently filed an application with the Ontario Superior Court of Justice for an order granting him leave to file an action in the name of and on behalf of CBI against the VP and the Company. The Company opposed the application. In September 2003, the Ontario Superior Court of Justice granted the request and issued an order giving the former business associate leave to file an action in the name of and on behalf of CBI against the VP and the Company. A statement of claim was served in July 2004. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

On April 6, 2010, the Company commenced legal proceedings against TheStreet.com, Inc. and Adam Feuerstein in the Supreme Court of the State of New York (New York, NY) seeking $250,000,000 in damages for business defamation, product disparagement, and injurious falsehood.  The claims arise out of articles authored by Mr. Feuerstein and published on TheStreet.com website on March 19 and March 26, 2010.  In the complaint, the Company contends that the articles disseminate numerous defamatory statements about the Company, its management, and its flagship product, Generex Oral-lyn™, and that the articles put forward several ostensible statements of fact that are, in truth, misleading or outright misstatements made with malicious intent or with a reckless disregard for the truth.  Defendants have filed an answer denying the claims in the complaint and have served discovery requests on the Company.  The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential damages recovered, if any, from this legal proceeding.

In May 2011, Rose C. Perri, the Company’s former Chief Operating Officer and Chief Financial Officer, commenced two proceedings against the Company.  On May 11, 2011, Ms. Perri filed a notice of application in the Ontario Superior Court of Justice, Commercial List, against the Company, two of its affiliates (1097346 Ontario, Inc. and Generex Pharmaceuticals Inc.), three of the Company’s independent directors (John P. Barratt, Nola Masterson and Brian T. McGee), the President and Chief Executive Officer (Mark A. Fletcher), the Chief Operating Officer (David Brusegard) and the Acting Chief Financial Officer (Stephen Fellows).  In the notice of application, Ms. Perri seeks, among other things, a declaration that respondents’ actions, including the termination of Ms. Perri’s employment with the Company, have prejudiced her interest as a shareholder, officer and director of the Company, an order for the production of certain financial records, and the appointment of an interim receiver for our two affiliates.  On July 15, 2011, the court ordered that this matter be heard together with the action brought by Ms. Perri for wrongful termination as described in the next paragraph.   The Company intends to vigorously defend this action and is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

On May 20, 2011, Ms. Perri filed a statement of claim (subsequently amended) in the Ontario Superior Court of Justice, naming as defendants the Company, Mr. Barratt, Ms. Masterson, Mr. McGee, and Mr. Fletcher.  In this action, Ms. Perri has alleged that defendants engaged in discrimination, harassment, bad faith and infliction of mental distress in connection with the termination of her employment with the Company.  Ms. Perri is seeking damages in this action in excess of $7,000,000 for, among other things, breach of contract, breach of fiduciary duty, violations of the Ontario Human Rights Code and aggravated and punitive damages.   On September 20, 2011, the defendants filed a statement of defense and counterclaim, also naming Time Release Corp., Khazak Group Consulting Corp., and David Khazak, C.A. as defendants by counterclaim, and seeking damages of approximately $2.3 million in funds that the defendants allege Ms. Perri wrongly caused the Company to pay to third parties in varying amounts over several years and an accounting of certain third-party payments, plus interests and costs.  The factual basis for the counterclaim involves payments made by the Company to third parties believed to be related to Ms. Perri.  The Company intends to defend this action and pursue its counterclaim vigorously and is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

On June 1, 2011, Golden Bull Estates Ltd. filed a claim (subsequently amended) in the Ontario Superior Court of Justice, naming the Company, 1097346 Ontario, Inc. and Generex Pharmaceuticals Inc. as defendants.  The plaintiff, Golden Bull Estates, is controlled by Ms. Perri.  The plaintiff alleges damages in the amount of $550,000 for breach of contract, $50,000 for punitive damages, plus interest and costs.  The plaintiff’s claims relate to an alleged contract between the plaintiff and the Company for property management services for certain Ontario properties owned by the Company.  The Company terminated the plaintiff’s property management services in April 2011.  Pleadings are closed, and the Company has served a motion for summary judgment.  No date for a hearing on this matter has been scheduled.  The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding

In August 2011, the estate of Antonio Perri, the late father of Ms. Perri, commenced an action against Generex Pharmaceuticals, Inc., the law firm of Brans, Lehun, Baldwin LLP and William Lehun in the Ontario Superior Court of Justice claiming that the estate is entitled to the proceeds of sale (approximately $1,730,000) received by the Company on its sale of two properties to Golden Bull Estates, a company controlled by Ms. Perri.  The suit alleges that no consideration was received when the Company purchased the two properties from Antonio Perri in 1998.  The Company intends to respond to this statement of claim and to defend this action vigorously. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

The Company is involved in certain other legal proceedings in addition to those specifically described herein. Subject to the uncertainty inherent in all litigation, the Company does not believe at the present time that the resolution of any of these legal proceedings is likely to have a material adverse effect on the Company’s financial position, operations or cash flows.

With respect to all litigation, as additional information concerning the estimates used by the Company becomes known, the Company reassesses its position both with respect to accrued liabilities and other potential exposures.

Employment Agreements
As of July 31, 2011, the Company had an employment arrangement with its President & Chief Executive Officer, whereby the Company is required to pay an annual base salary of $475,000.  The term of service for this executive extended through March 16, 2008, which term had not been formally extended as of July 31, 2011.  In the event the agreement is terminated, by reason other than cause, death, voluntary retirement or disability, the Company is required to pay the employee in one lump sum twelve months base salary and the average annual bonus.

As of July 31, 2011, the Company has an employment agreement with an executive expiring March 2012, whereby the Company is required to pay an annual base salary of $225,000.  In the event the agreement is terminated, by reason other than cause, death, voluntary retirement or disability, the Company is required to pay the employee in one lump sum twelve months base salary and the average annual bonus.

As of July 31, 2011, the Company has three at will employment agreements with Antigen employees requiring the Company to pay an annual aggregate salary of $503,341 to the three employees.  In the event any agreement is terminated by reason other than death, disability, a voluntary termination not for good reason (as defined in the agreement) or a termination for cause, the Company is required to pay the employee severance in accordance with the terms of the individual employment agreement.

Collaboration Agreements
The Company has a research and development agreement with Fertin Pharma A/S (Fertin) whereby the parties have established collaboration for the development of a metformin medicinal chewing gum for the treatment of Type-2 diabetes mellitus and obesity.  The agreement includes certain milestone payments required of the Company upon Fertin’s completion of various development phases.  The Company is required to pay all development costs related to the development of the product together with royalty payments amounting to five percent of the sale or licensing of the products.  In lieu of receiving reimbursement for development costs, Fertin, at its discretion and upon written notice, may elect to receive royalty payments amounting to twenty-five percent of the sale or licensing of the products.  The agreement shall remain in effect ten years from the date of market introduction and commercial sale.  Either party may terminate the agreement by providing sixty days written notice.  Through the fiscal year ended July 31, 2011, the Company has not paid any milestone or royalty payments relating to this agreement and has paid approximately $223,000, in the aggregate, to Fertin under the agreement for materials and development costs.
Amarantus - Letter of Agreement

On May 30, 2011, the Company entered into a binding letter agreement with Amarantus Biosciences, Inc. (“Amarantus”), relating to an arrangement for intellectual property licensing and collaboration.  Pursuant to the letter agreement, definitive agreements were to be delivered on July 15, 2011, but definitive agreements have not yet been delivered or signed to date.  Under the letter agreement, the Company will grant an exclusive, worldwide license to its buccal drug delivery technologies to Amarantus for use with certain of Amarantus’ proprietary technologies in exchange for a non-refundable license fee of $10 million.   Amarantus will bear all costs associated with such use, but the Company will retain ownership of any improvements to its buccal drug delivery technologies.  The license fee will be payable in whole or in part in shares of Amarantus common stock.  The number of shares of Amarantus common stock to be issued to the Company on the closing date in payment of the license fee may not exceed 9.99% of Amarantus’ issued and outstanding shares of common stock.  To the extent the license fee is not paid by Amarantus common stock, the remaining balance will be paid pursuant to a Promissory Note to be issued to the Company for the balance of the license fee.  The Company will have the option to terminate the letter agreement if, on the closing date, either: (1) the number of shares of Amarantus common stock issued in part payment of the license fee is less than 7,125,000 shares, or (2) the amount of the Promissory Note issued in payment of the remainder of the license fee is more than $5,000,000.

In addition, the parties will collaborate in the research and development of certain of Amarantus’ proprietary technologies for application in the treatment of diabetes.  The Company will fund direct expenditures incurred in the collaborative research and development in accordance with a budget to be agreed upon, up to a maximum of $5,000,000 over a period of three years.  The Company will have the option to acquire licenses to certain Amarantus technologies in connection with collaborative developments in the treatment of diabetes.

The letter agreement provides that Amarantus will pay the Company a 10% royalty on future gross sales of products which use the Company’s technologies, in addition to milestone payments upon achieving certain levels of gross sales and royalties representing a portion of any licensing or sublicensing arrangements that Amarantus enters into for the commercialization of products which use the Company’s technologies.

Related Party Transactions:	12 Months Ended
Jul. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 10 - Related Party Transactions:
Through April 20, 2011, the Company used a management company to manage all of its real estate properties. The property management company is owned by two of the Company’s former executive officers.  For the years ended July 31, 2011, 2010 and 2009, the Company has paid the management company $40,778, $55,691 and $47,981, respectively, in management fees.  The arrangement with the management company was formally terminated on April 20, 2011 and no further property management fees will be paid to this company.

Long-Term Debt:	12 Months Ended
Jul. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
Note 11 - Long-Term Debt:
Long-term debt consists of the following:
	July 31,
	2011	2010
Mortgage payable - interest at 6.822 percent per annum, monthly principal and interest payments of $2,447, due August 2011, secured by real property located at 98 Stafford Drive, Brampton, Canada	$264,908	$$255,674

Mortgage payable - interest at 6.822 percent per annum, monthly principal and interest payments of $3,947, due August 2011, secured by real property located at 1740 Sismet Road, Mississauga, Canada	427,255	412,362

Mortgage payable - interest at 6.75 percent per annum, monthly payments of principal and interest of $6,317, due May 2015, secured by first mortgage over real property located at 17 Carlaw Avenue and 33 Harbour Square, Toronto, Canada	645,443	627,056

Mortgage payable - interest at 10.0 percent per annum, monthly payments of principal and interest of $2,738, due November 2013, secured by real property located at 13-14, 11 Carlaw Avenue, Toronto, Canada	186,632	185,665

Mortgage payable - interest at 8.5 percent per annum, monthly payments of interest only of $2,964, principal payment due August 2012 secured by real property located at 10-11, 11 Carlaw Avenue, Toronto, Canada	418,480	387,600

Mortgage payable - interest at 5.91 percent per annum, monthly interest payments of $9,633, principal due April 2014, secured by secondary rights to real property located at 1-8, 11 Carlaw Avenue, Toronto, Canada	1,137,348	1,097,575

Total Debt	3,080,066	2,965,932

Less Current Maturities of Long-Term Debt	1,210,271	1,141,861

Total Long-Term Debt	$1,869,795	$1,824,071

Aggregate maturities of long-term debt of the Company due within the next five years are as follows:
Year	Amount

2012	$1,210,271
2013	106,545
2014	1,226,510
2015	34,240
2016	502,500
Thereafter	—
Total	$3,080,066

The mortgages related to the properties at 98 Stafford Drive, Brampton and 1740 Sismet Road, Mississauga were discharged on August 26, 2011, in conjunction with the sales of those properties.

For the years ended July 31, 2011, 2010 and 2009, the Company incurred $205,539, $206,838 and $193,351, respectively in interest expense on its long-term debt.

Series A 9% Convertible Preferred Stock:	12 Months Ended
Jul. 31, 2011
Series A Convertible Preferred Stock Disclosure [Abstract]
Series A Convertible Preferred Stock Disclosure [Text Block]
Note 12 - Series A 9% Convertible Preferred Stock:
The Company has authorized 5,500 shares of Series A 9% Convertible Preferred Stock with a stated value of one-thousand ($1,000.00) per share.  Pursuant to a securities purchase agreement dated July 8, 2011, the Company sold an aggregate of 2,575 shares of convertible preferred stock, as well as 17,166,666 accompanying warrants. An aggregate of 17,166,667 shares of the Company’s common stock are issuable upon conversion of the convertible preferred stock which was issued at the initial closing.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.15 per share, and will accrue a 9% dividend until July 8, 2014 and, beginning on July 8, 2014 and on each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend will be payable quarterly on September 30, December 31, March 31 and June 30, beginning on September 30, 2011 and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the convertible preferred stock is converted prior to July 8, 2014, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning July 8, 2014, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then conversion price, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

The Company may become obligated to redeem the convertible preferred stock in cash upon the occurrence of certain triggering events, including the failure to provide an effective registration statement covering shares of common stock issuable upon conversion of the convertible preferred stock, material breach of certain contractual obligations to the holders of the convertible preferred stock, the occurrence of a change in control of the Company, the occurrence of certain insolvency events relating to the Company, or the failure of the Company’s common stock to continue to be listed or quoted for trading on one or more specified United States securities exchanges or regulated quotation service. Upon the occurrence of certain triggering events, each holder of convertible preferred stock will have the option to redeem such holder’s shares of convertible preferred stock for a redemption price payable in shares of common stock or receive an increased dividend rate of 18% on all of such holder’s outstanding convertible preferred stock.

In conjunction with the issuance of the convertible preferred stock, the Company also issued 17,166,666 warrants to the investors.  Subject to certain ownership limitations, the warrants will be exercisable at any time after their date of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.25 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then exercise price, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.  These warrants have been classified as derivative liabilities and are described further in Note 13 – Derivative Liabilities.

In addition, until the first anniversary of date of the securities purchase agreement, each investor may, in its sole determination, elect to purchase, severally and not jointly with the other investors, in one or more purchases, in the ratio of such investor's original subscription amount to the original aggregate subscription amount of all investors, additional units consisting of convertible preferred stock and warrants at a purchase price of $1,000 per unit with an aggregate subscription amount thereof of up to $2,575,000, which units will have terms identical to the units of convertible preferred stock and warrants issued in connection with the July 2011 closing.  These additional investment rights of the investors have been classified as derivative liabilities and are described further in Note 13 – Derivative Liabilities.

As of July 31, 2011, 8,586,665 shares of common stock had been issued upon the conversion of 1,288 shares of convertible preferred stock and 2,323,083 shares of common stock were issued as “make whole payments” on such conversions of the convertible preferred stock.  As of July 31, 2011, there remained 1,287 shares of convertible preferred stock outstanding which are discounted at 100% of their face value of $1,287,000 and are classified in equity on the consolidated balance sheet under the caption “Series A 9% Convertible Preferred Stock”.  The “make whole payments” on the remaining convertible preferred stock in the amount of $347,490 are included in Accounts Payable and Accrued Expenses (see Note 8).  The total make whole payments at the date of issuance, in the amount of $695,250, were accrued on the issuance date, with such amount allocated as described directly below, when accounting for the initial proceeds from the convertible preferred stock financing.

Accounting for proceeds from the convertible preferred stock financing

The net cash proceeds from the convertible preferred stock financing were $2,315,000.  The proceeds from the financing were  allocated first to the warrants that were issued in the financing, second to the additional investment rights associated with the financing and third to the make whole payments.  As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and is reported on the Company’s consolidated statement of operations under the caption “Preferred Stock Dividend”.  The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 13 – Derivative Liabilities below.  The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$2,315,000
Derivative warrant liability fair value	(1,871,167)
Derivative additional investment rights fair value	(515,000)
Make whole payments liability	(695,250)
Deemed dividend	$(766,417)

Subsequent to July 31, 2011, up to the date of this report, an additional 667 shares of convertible preferred stock were converted to common stock in accordance with the terms of the securities purchase agreement dated July 8, 2011.  As of September 30, 2011, as well as the date of this report, 620 shares of convertible preferred stock remained outstanding.  The September 30, 2011 quarterly dividend payment of $12,383, as pro-rated for the period from July 8, to September 30, 2011 was paid in shares of the Company’s common stock.

Derivative Liabilities	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
11.	Derivative Liabilities

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. As of August 1, 2009, the Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at January 31, 2012 and July 31, 2011 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheet as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s cash flows.

The derivative warrants outstanding at January 31, 2012 are all currently exercisable with a weighted-average remaining life of 4.29 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of loss of $3,644,328 within the Company’s consolidated statements of operations for the six months ended January 31, 2012 and income of $1,068,217 for the six months ended January 31, 2011, which is included in the total under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at January 31, 2012 and July 31, 2011 was $8,580,025 and $8,745,508, respectively, which is reported on the consolidated balance sheet under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2010 until January 31, 2012:

	Value	No. of Warrants
Balance at August 1, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(3,809,811)	(24,585,485)
Increase in fair value of derivative warrant liability	3,644,328	n/a
Balance at January 31, 2012 – Derivative warrant liability	$8,580,025	55,648,532

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of January 31, 2012 and July 31, 2011. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the January 31, 2012 and July 31, 2011 fair value calculations were as follows:

	January 31, 2012	July 31, 2011

Current exercise price	$0.15 and $0.25	$0.15 and $0.25
Time to expiration	4.29 years	4.70 years
Risk-free interest rate	0.71%	1.23%
Estimated volatility	106%	108%
Dividend	-0-	-0-
Stock price at period end date	$0.173	$0.13

Derivative additional investment rights liability

The benefit received by the participants in the July 2011 Series A 9% Convertible Preferred Stock transaction (see Note 10) in respect to the right to make an additional investment with the same terms as the July 2011 transaction was determined to be an embedded derivative instrument and has been measured at fair value using the binomial lattice model. The liability will be revalued at each subsequent reporting period prior to its expiry in July 2012 and any changes in fair value will be recognized in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative additional investment rights liability have no effect on the Company’s cash flows.

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The fair value of the derivative liability associated with the additional investment rights was determined to be $515,000 at July 31, 2011 and $$241,883 at January 31, 2012. The key inputs used in the fair value calculations were as follows:

	January 31, 2012	July 31, 2011

Underlying number of units of convertible preferred stock	575	2,575
Underlying number of warrants	3,833,333	17,166,667
Current exercise price of warrants	$0.25	$0.25
Current conversion price of preferred stock	$0.15	$0.15
Time to expiration	0.5 years	1.0 years
Risk-free interest rate	0.11%	1.23%
Estimated volatility	80%	58%
Dividend	-0-	-0-
Stock price	$0.173	$0.13

The revaluation of the additional investment rights at the January 31, 2012 reporting period, resulted in the recognition of a loss of $568,217 within the Company’s consolidated statements of operations for the six months ended January 31, 2012, which is included in the total under the caption “Change in fair value of derivative liabilities”. In addition, $841,333 was transferred to equity, as a result of the partial exercise of the additional investment rights in the six months ended January 31, 2012.

Note 13 - Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants.  Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.  As of August 1, 2009, the Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability
The Company’s derivative warrant instruments have been measured at fair value at July 31, 2011 and 2010 using the binomial lattice model.  The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities.  The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s cash flows.

The derivative warrants outstanding at July 31, 2011 are all currently exercisable with a weighted-average remaining life of 4.70 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of income of $2,220,916 and $4,125,590 within the Company’s consolidated statements of operations for the fiscal years ended July 31, 2011 and 2010, respectively, under the caption “Change in fair value of derivative warrant liability”.  The fair value of the warrants at July 31, 2011 and 2010 is $8,745,508 and $5,679,721, respectively, which is reported on the consolidated balance sheet under the caption “Derivative Warrant Liability”.  The following summarizes the changes in the value of the derivative warrant liability from the date of the Company’s adoption of the provisions of FASB ASC Topic 815 on August 1, 2009 until July 31, 2011:

	Value	No. of Warrants
Balance at August 1, 2009– Derivative warrant liability	$19,825,865	35,966,118
Exercise of warrants classified as derivative warrant liabilities	(10,020,554)	(19,462,778)
Decrease in fair value of derivative warrant liability	(4,125,590)	n/a
Balance at July 31, 2010 – Derivative warrant liability	$5,679,721	16,503,340
Additional warrants issued in January to April 2011 financings	3,415,536	16,056,000
Additional warrants issued in July 2011 financing	1,871,167	17,166,666
Additional warrants from price protection features of existing warrants	3,867,678	30,508,011
Decrease in fair value of derivative warrant liability	(6,088,594)	n/a
Balance at July 31, 2011 – Derivative warrant liability	$8,745,508	80,234,017

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability
The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of July 31, 2011 and 2010.  The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.  Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations.  The key inputs used in the July 31, 2011 and 2010 fair value calculations were as follows:
	July 31,
	2011	2010

Current exercise price	$0.15 and $0.25	$0.33
Time to expiration	4.70 years	5.75 years
Risk-free interest rate	1.23%	1.87%
Estimated volatility	108%	104%
Dividend	-0-	-0-
Stock price on July 31	$0.13	$0.40

Derivative additional investment rights liability

The benefit received by the participants in the July 2011 Series A 9% Convertible Preferred Stock transaction in respect to the right to make an additional investment with the same terms as the July 2011 transaction was determined to be an embedded derivative instrument and has been measured at fair value using the binomial lattice model.  The liability will be revalued at each subsequent reporting period prior to its expiry in July 2012 and any changes in fair value will be recognized in the consolidated statements of operations.  The initial recognition and subsequent changes in fair value of the derivative additional investment rights liability have no effect on the Company’s cash flows.

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model at the date of issuance on July 8, 2011 and as of July 31, 2011 to measure the fair value.  The fair value of the derivative liability associated with the additional investment rights was determined to be $515,000.  The key inputs used in the fair value calculations were as follows:

Current exercise price	$0.25
Time to expiration	1.0 year
Risk-free interest rate	1.23%
Estimated volatility	58%
Dividend	-0-
Stock price	$0.13

Stockholders' (Deficiency)/Equity:	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
10.	Stockholders’ Deficiency

Common Stock

During the six months ended January 31, 2012, the Company issued 3,101,723 shares of common stock to various consultants for services rendered in the amount of $393,145. The shares were valued at $0.09 to $0.17 per share based on the quoted market price of the Company’s common stock on the dates of the issuances.

During the six months ended January 31, 2012, the Company issued 115,236 shares of common stock valued at $11,783 as employee compensation. The shares were valued at $0.09 to $0.10 per share based on the quoted market price of the Company’s common stock on the dates of the issuances.

During the six months ended January 31, 2012, the Company issued 9,781,838 shares of common stock in conjunction with a cashless exercise of 24,385,485 warrants.

During the six months ended January 31, 2012, the Company received aggregate cash proceeds of $30,000 from exercises of warrants at $0.15 per share.  The Company issued 200,000 shares of common stock as a result of these exercises.

Stock option expense related to executive and employee options granted in October 2009, resulting in a charge to operations during the six-month period ended January 31, 2012 of $44,415.

During the six months ended January 31, 2012, the Company issued 8,580,002 shares of common stock in conjunction with the conversion of 1,287 shares of Series A 9% Convertible Preferred Stock and 3,806,583 shares of common stock as dividend on Series A 9% Convertible Preferred Stock.

During the six months ended January 31, 2012, the Company recognized an increase in equity of $841,333 related to the partial exercise of the additional investment rights related to the Company’s July 2011 convertible preferred stock financing.

The stockholders’ deficiency transactions as described above are summarized below:

			Additional	Change to
	Common Stock		Paid-In	Stockholders’
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	8,580,002	$8,580	$(8,580)	$0
Issuance of common stock as dividend on convertible preferred stock	3,806,583	3,807	343,683	347,490
Issuance of common stock for services	3,101,723	3,102	390,043	393,145
Issuance of common stock in conjunction with cashless exercise of warrants	9,781,838	9,782	3,800,029	3,809,811
Warrants exercised for cash	200,000	200	29,800	30,000
Exercise of additional investment rights	—	—	841,333	841,333
Issuance of common stock as employee compensation	115,236	115	11,668	11,783
Amortization of stock options as employee compensation	—	—	44,415	44,415
Total	25,585,382	$25,585	$5,452,391	$5,477,977

Warrants

The following is a summary of warrants issued, forfeited or expired and exercised for the six months ended January 31, 2012:

Warrants
Outstanding, August 1, 2011	99,955,190
Issued	0
Forfeited or expired	0
Exercised	24,585,485
Outstanding, January 31, 2012	75,369,705

The outstanding warrants at January 31, 2012 have a weighted average exercise price of $0.36 per share and have a weighted average remaining life of 3.92 years.

As of January 31, 2012, the Company has 4,000,000 warrants with a current exercise price of $0.15 and an expiry date of January 16, 2016, 29,027,322 warrants with a current exercise price of $0.15 and an expiry date of March 31, 2016, 17,166,666 warrants with a current exercise price of $0.25 and an expiry date of July 11, 2016 and 5,454,544 warrants with a current exercise price of $0.15 and an expiry date of September 30, 2016 (55,648,532 warrants in total), which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect. For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement. (a) shares of common stock or standard options to the Company’s directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement (up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008); (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company’s board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 21,784,410 to 36,307,350.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on January 25, 2011 and in March and April 2011: (I) (a) shares of common stock or options to employees, officers, or directors of the Company pursuant to plans approved by a majority of the non-employee directors of the Company or pursuant to independent contractors pursuant to other agreements or arrangements in existence as of January 24, 2011, (b) securities issued upon the exercise or exchange of or conversion of any securities issued under the Securities Purchase Agreement dated January 24, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on January 24, 2011, provided that such securities have not been amended since their issue date through the date of conversion, exercise or exchange to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities (except certain adjustments to warrants expiring in March 2016 and September 2016 are not prohibited), and (c) shares of common stock or warrants to trade vendors of the Company approved by a majority of the non-employee members of the Board of Directors; provided that (II) (i) the shares issued under paragraphs I(a) and I(c) shall not, in the aggregate exceed 1,500,000 shares in each 30-day period during the first 90 days after January 24, 2011, (ii) there is a reasonable relationship between the value of the common stock or options issued pursuant to paragraphs I(a) and I(c) and the value of services rendered or goods provided and (iii) the Company does not rely in whole or in part on the exemptions provided in Sections 3(a)(9) or 3(a)(10) of the Securities Act. On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued on January 25, 2011 and in March and April 2011 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 16,056,000 to 26,760,001.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on July 8, 2011: (I)(a) shares of Common Stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of Common Stock issued to the vendors identified in Securities Purchase Agreement dated July 8, 2011, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreement dated July 8, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of Common Stock issued and outstanding on July 8, 2011, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 11 - Derivative Liabilities below. As of January 31, 2012, there were a total of 55,648,532 warrants with an estimated fair value of $8,580,025, which are identified on the balance sheet under the caption “Derivative Warrant Liability”.

Series A 9% Convertible Preferred Stock

The Company has authorized 5,500 shares of Series A 9% Convertible Preferred Stock with a stated value of one thousand ($1,000) per share. Pursuant to a securities purchase agreement dated July 8, 2011, the Company sold an aggregate of 2,575 shares of convertible preferred stock, as well as accompanying warrants to purchase 17,166,666 shares of common stocks. An aggregate of 17,166,666 shares of the Company’s common stock were issuable upon conversion of the convertible preferred stock which was issued at the initial closing.

Subject to certain ownership limitations, the convertible preferred stock is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of $0.15 per share, and will accrue a 9% dividend until July 8, 2014 and, beginning on July 8, 2014 and on each one year anniversary thereafter, such dividend rate will increase by an additional 3%. The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on September 30, 2011 and on each conversion date in cash, or at the Company’s option, in shares of common stock. In the event that the convertible preferred stock is converted prior to July 8, 2014, the Company will pay the holder of the converted preferred stock an amount equal to $270 per $1,000 of stated value of the convertible preferred stock, less the amount of all prior quarterly dividends paid on such converted preferred stock before the relevant conversion date. Such “make-whole payment” may be made in cash or, at the Company’s option, in shares of its common stock. In addition, beginning July 8, 2014, the Company will pay dividends on shares of preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends (other than dividends in the form of common stock) actually paid on shares of the common stock when, and if such dividends are paid. The Company will incur a late fee of 18% per annum on unpaid dividends.

The conversion price of the convertible preferred stock is subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The conversion price will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then conversion price, except in the event of certain exempt issuances. In addition, the holders of convertible preferred stock will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had converted all of their shares of convertible preferred stock. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the holders of convertible preferred stock will be entitled to receive, upon conversion of their shares, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction.

The Company may become obligated to redeem the convertible preferred stock in cash upon the occurrence of certain triggering events, including the failure to provide an effective registration statement covering shares of common stock issuable upon conversion of the convertible preferred stock, material breach of certain contractual obligations to the holders of the convertible preferred stock, the occurrence of a change in control of the Company, the occurrence of certain insolvency events relating to the Company, or the failure of the Company’s common stock to continue to be listed or quoted for trading on one or more specified United States securities exchanges or regulated quotation service. Upon the occurrence of certain triggering events, each holder of convertible preferred stock will have the option to redeem such holder’s shares of convertible preferred stock for a redemption price payable in shares of common stock or receive an increased dividend rate of 18% on all of such holder’s outstanding convertible preferred stock.

In conjunction with the issuance of the convertible preferred stock, the Company also issued 17,166,666 warrants to the investors. Subject to certain ownership limitations, the warrants will be exercisable at any time after their date of issuance and on or before the fifth-year anniversary thereafter at an exercise price of $0.25 per share of common stock. The exercise price of the warrants and, in some cases, the number of shares issuable upon exercise, are subject to adjustment in the case of stock splits, stock dividends, combinations of shares, similar recapitalization transactions and certain pro-rata distributions to common stockholders. The exercise price and number of shares of common stock issuable upon exercise will also be adjusted if the Company sells or grants any shares of common stock or securities convertible into, or rights to acquire, common stock at an effective price per share that is lower than the then exercise price, except in the event of certain exempt issuances. In addition, the warrant holders will be entitled to receive any securities or rights to acquire securities or property granted or issued by the Company pro rata to the holders of its common stock to the same extent as if such holders had exercised all of their warrants. In the event of a fundamental transaction, such as a merger, consolidation, sale of substantially all assets and similar reorganizations or recapitalizations, the warrant holders will be entitled to receive, upon exercise of their warrants, any securities or other consideration received by the holders of the Company’s common stock pursuant to the fundamental transaction. These warrants have been classified as derivative liabilities and are described further in Note 11 – Derivative Liabilities.

In addition, until the first anniversary of date of the securities purchase agreement, each investor may, in its sole determination, elect to purchase, severally and not jointly with the other investors, in one or more purchases, in the ratio of such investor's original subscription amount to the original aggregate subscription amount of all investors, additional units consisting of convertible preferred stock and warrants at a purchase price of $1,000 per unit with an aggregate subscription amount thereof of up to $2,575,000, which units will have terms identical to the units of convertible preferred stock and warrants issued in connection with the July 2011 closing. These additional investment rights of the investors have been classified as derivative liabilities and are described further in Note 11 – Derivative Liabilities.

As of January 31, 2012, 17,166,666 shares of common stock had been issued upon the conversion of 2,575 shares of convertible preferred stock and 6,129,666 shares of common stock were issued as “make whole payments” on such conversions of the convertible preferred stock. As of January 31, 2012, all of the Series A 9% Convertible Preferred Stock had been converted. At July 31, 2011, there were 1,287 shares of convertible preferred stock outstanding which were discounted at 100% of their face value of $1,287,000 and were classified in equity on the consolidated balance sheet under the caption “Series A 9% Convertible Preferred Stock”. At July 31, 2011, the “make whole payments” on the remaining convertible preferred stock in the amount of $347,490 are included in Accounts Payable and Accrued Expenses (see Note 6). The total make whole payments at the date of issuance, in the amount of $695,250, were accrued on the issuance date, with such amount allocated as described directly below, when accounting for the initial proceeds from the convertible preferred stock financing.

Accounting for proceeds from the convertible preferred stock financing

The net cash proceeds from the convertible preferred stock financing were $2,315,000. The proceeds from the financing were allocated first to the warrants that were issued in the financing, second to the additional investment rights associated with the financing and third to the make whole payments. As the assigned fair values were greater than the net cash proceeds from the transaction, the excess was treated as a “deemed dividend” for accounting purposes and is reported on the Company’s consolidated statement of operations under the caption “Preferred Stock Dividend”. The calculation methodologies for the fair values of the derivative warrant liability and the derivative additional investment rights liability are described in Note 11 – Derivative Liabilities below. The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$2,315,000
Derivative warrant liability fair value	(1,871,167)
Derivative additional investment rights fair value	(515,000)
Make whole payments liability	(695,250)
Deemed dividend	$(766,417)

As of January 31, 2012, no shares of convertible preferred stock were outstanding. The September 30, 2011 quarterly dividend payment of $12,383, as pro-rated for the period from July 8, to September 30, 2011, was paid in shares of the Company’s common stock. There was no dividend payment on December 31, 2011, as all of the convertible preferred stock were converted prior to that date.

Note 14 - Stockholders’ (Deficiency)/Equity:

Warrants
As of July 31, 2011, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

100,000	$1.71		March 3, 2012
140,000	$1.45		May 27, 2012
365,625	$0.33		May 31, 2012
50,000	$0.94		March 9, 2013
125,000	$3.75		March 26, 2013
8,844,926	$0.76		December 15, 2014
3,572,971	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
6,022,651	$1.00		March 15, 2015
26,760,001	$0.15		January 16, 2016*
30,648,261	$0.15		March 31, 2016*
17,166,666	$0.25		July 11, 2016*
5,659,089	$0.15		September 30, 2016*
99,955,190

* Subject to price protection provisions as described below.

The outstanding warrants at July 31, 2011 have a weighted average exercise price of $0.31 per share and have a weighted average remaining life of 4.45 years.

The Company has 26,760,001 warrants with a current exercise price of $0.15 and an expiry date of January 16, 2016, 30,648,261 warrants with a current exercise price of $0.15 and an expiry date of March 31, 2016, 17,166,666 warrants with a current exercise price of $0.25 and an expiry date of July 11, 2016 and 5,659,089 warrants with a current exercise price of $0.15 and an expiry date of September 30, (80,234,017 warrants in total), which have price protection provisions that allow for the reduction in the current exercise price upon the occurrence of certain events, including the Company’s issuance of common stock or securities convertible into or exercisable for common stock, such as options and warrants, at a price per share less than the exercise price then in effect.  For instance, if the Company issues shares of its common stock or options exercisable for or securities convertible into common stock at an effective price per share of common stock less than the exercise price then in effect, the exercise price will be reduced to the effective price of the new issuance.  Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement.  (a) shares of common stock or standard options to the Company’s directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement (up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008); (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company’s board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 21,784,410 to 36,307,350.

The Company’s issuance of the following securities will not trigger the price protection provisions of the warrants issued on January 25, 2011 and in March and April 2011:   (I) (a) shares of common stock or options to employees, officers, or directors of the Company pursuant to plans approved by a majority of the non-employee directors of the Company or pursuant to independent contractors pursuant to other agreements or arrangements in existence as of January 24, 2011, (b) securities issued upon the exercise or exchange of or conversion of any securities issued under the Securities Purchase Agreement dated January 24, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on January 24, 2011, provided that such securities have not been amended since their issue date through the date of conversion, exercise or exchange to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities (except certain adjustments to warrants expiring in March 2016 and September 2016 are not prohibited), and (c) shares of common stock or warrants to trade vendors of the Company approved by a majority of the non-employee members of the Board of Directors; provided that (II) (i) the shares issued under paragraphs I(a) and I(c) shall not, in the aggregate exceed 1,500,000 shares in each 30-day period during the first 90 days after January 24, 2011, (ii) there is a reasonable relationship between the value of the common stock or options issued pursuant to paragraphs I(a) and I(c) and the value of services rendered or goods provided and (iii) the Company does not rely in whole or in part on the exemptions provided in Sections 3(a)(9) or 3(a)(10) of the Securities Act.  On July 8, 2011, the Company’s issuance of common stock triggered the price protection features of the warrants that were issued on January 25, 2011 and in March and April 2011 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 16,056,000 to 26,760,001.

The Company accounts for the warrants with price protection provisions in accordance with FASB ASC Topic 815 as described in Note 13 above.

Preferred Stock
The Company has authorized 1,000,000 shares of preferred stock with a par value of one-tenth of a cent ($.001) per share.  The preferred stock may be issued in various series and shall have preference as to dividends and to liquidation of the Company.  The Company’s Board of Directors is authorized to establish the specific rights, preferences, voting privileges and restrictions of such preferred stock, or any series thereof.  At July 31, 2010, no shares of preferred stock were issued or outstanding. At July 31, 2011, 1,287 shares of the Company’s non-voting Series A 9% Convertible Preferred Stock were issued and outstanding.  See Note 12 - Series A 9% Convertible Preferred Stock above.

Equity Instruments Issued for Services Rendered
During the years ended July 31, 2011, 2010 and 2009, the Company issued stock options, warrants and shares of common stock in exchange for services rendered to the Company.  The fair value of each stock option and warrant was valued using the Black Scholes pricing model which takes into account as of the grant date the exercise price and expected life of the stock option or warrant, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk free interest rate for the term of the stock option or warrant.  Shares of common stock are valued at the quoted market price on the date of grant.  The fair value of each grant was charged to the related expense in the consolidated statement of operations for the services received.

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
3.	Stock-Based Compensation

As of January 31, 2012, the Company had three stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 2,000,000 shares of common stock are reserved for issuance under the 2000 Stock Option Plan (the “2000 Plan”), a total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the “2001 Plan”) and 30,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan (the “2006 Plan”). Restricted shares can only be issued under the 2006 Plan. At January 31, 2012, there were 2,000,000, 3,617,194 and 14,576,577 shares of common stock reserved for future awards under the 2000 Plan, 2001 Plan and 2006 Plan, respectively.

The 2000, 2001 and 2006 Plans (the “Plans”) are administered by the Board of Directors (the “Board”). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder are within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (“ISOs”) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model which takes into account as of the grant date the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.

In the case of restricted stock grants under the 2006 Plan, fair market value of the shares is established as the market price on the date of the stock grant.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plans for the six months ended January 31, 2012:

		Weighted
		Average
		Exercise	Aggregate
		Price	Intrinsic
	Options	Share	Value

Outstanding, August 1, 2011	7,340,182	$0.465
Granted	—	n/a
Forfeited or expired	55,000	0.642
Exercised	—	n/a
Outstanding, January 31, 2012	7,285,182	$0.463	$93,250
Exercisable, January 31, 2012	6,937,682	$0.455	$93,250

The 7,285,182 outstanding options at January 31, 2012 had a weighted average remaining contractual term of 4.0 years.

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding, August 1, 2011	845,836	$0.50
Granted	—	0.00
Vested	(470,836)	0.53
Forfeited	(27,500)	0.00
Outstanding, January 31, 2012	347,500	$0.46

As of January 31, 2012, the Company had $135,233 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of 1.69 years.

Note 15 – Stock-Based Compensation:

Stock Option Plans
As of July 31, 2011, the Company had three stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 2,000,000 shares of common stock are reserved for issuance under the 2000 Stock Option Plan (the 2000 Plan), a total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the 2001 Plan) and 30,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan (the 2006 Plan). In July 2009, the 2006 Plan was amended to increase the reserved shares from 10,000,000 to 30,000,000.  Restricted shares can only be issued under the 2006 Plan. At July 31, 2011, there were 2,000,000, 3,617,194 and 15,096,290 shares of common stock reserved for future awards under the 2000 Plan, 2001 Plan and 2006 Plan, respectively.  The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

\The 2000, 2001 and 2006 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

Share-based employee compensation related to stock options for the years ended July 31, 2011, 2010 and 2009 amounted to $936,465, $885,872 and $45,417 for each year and were charged to the consolidated statements of operations.  Share-based employee compensation related to common stock grants for the years ended July 31, 2011, 2010 and 2009 amounted to $100,999 $104,738 and $198,128, respectively, and were charged to the consolidated statements of operations.

The fair value of each option granted is estimated on grant date using the Black-Scholes option pricing model which takes into account as of the grant date the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option.  The following is the average of the data used to calculate the fair value:

	Risk-Free	Expected	Expected	Expected
	Interest Rate	Life (Years)	Volatility	Dividends

July 31, 2011	0.013%	5.0	101%	-0-
July 31, 2010	0.14%	6.5	104%	-0-
July 31, 2009	0.17%	5.0	101%	-0-

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

		Weighted Average
		Exercise Price
	Options	per Share

Outstanding August 1, 2008	6,246,638	$0.66
Granted	50,000	$0.29
Forfeited or expired	(1,129,500)	$1.68
Exercised	(100,000)	$0.56
Outstanding - July 31, 2009	5,067,138	$0.44
Granted	2,705,000	$0.63
Forfeited	(270,000)	$0.92
Expired	(36,500)	$0.63
Exercised	—	$0.00
Outstanding - July 31, 2010	7,465,638	$0.49
Granted	3,300,000	$0.28
Forfeited or expired	(2,848,704)	$0.41
Exercised	(576,752)	$0.001
Outstanding - July 31, 2011	7,340,182	$0.46
Exercisable - July 31, 2011	6,494,346	$0.44

The 7,340,182 outstanding options at July 31, 2011 had a weighted average remaining contractual term of 4.5 years.

Options typically vest over a period of two to four years and have a contractual life of five to ten years.

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

		Weighted Average
		Grant Date
	Options	Fair Value

Outstanding - August 1, 2010	2,021,669	$0.53
Granted	3,300,000	$0.21
Vested	(4,097,082)	$0.28
Forfeited	(378,751)	$0.55
Outstanding - July 31, 2011	845,836	$0.50

As of July 31, 2011, the Company had $190,349 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan.  That cost is expected to be recognized over a weighted-average period of 2.2 years.

During the twelve months ended July 31, 2011, the Company granted 3,300,000 options to executives, directors and management employees, as compensation. The total fair value of the options at the date of grant was $692,010. The options vested immediately and a charge of $692,010 was recorded at the date of grant. The fair value of each option granted was estimated on the grant date using the Black-Scholes option pricing model, taking into account the grant date exercise price and current price of the underlying stock of $0.282, an expected life of the option of 5 years, an expected volatility of 101.3%, expected dividends on the stock of $0 and the risk-free interest rate for the term of the option of 0.13%.

During the twelve months ended July 31, 2010, the Company modified the terms of 4,535,638 outstanding options which resulted in a charge to operations in the amount of $875,773.  The fair value of modification cost is estimated as the difference of options’ fair value before and after modification date.  The estimates employ the Black-Scholes option pricing model, which takes into account the exercise price ($0.001 – $0.94), expected life of the option (5 years), the current price of the underlying stock ($0.59) and its expected volatility (109.05%), expected dividends on the stock ($0) and the risk-free interest rate for the term of the option (0.11%).

The following table summarizes information on stock options outstanding at July 31, 2011:

	Options Outstanding
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2011	Price	(Years)	Value
$0.001 - $0.18	542,154	$0.001	3.24
$0.19 - $0.56	3,450,000	$0.28	4.60
$0.57 - $0.63	550,000	$0.59	3.24
$0.64 - $0.65	1,758,250	$0.64	5.82
$0.66 - $0.96	1,039,778	$0.94	3.24
	7,340,182	$0.46	4.50	$69,938

	Options Exercisable
			Weighted
	Number	Weighted	Average
	Outstanding	Average	Remaining	Aggregate
Range of	at	Exercise	Life	Intrinsic
Exercise Price	July 31, 2011	Price	(Years)	Value
$0.001 - $0.18	542,154	$0.001	3.24
$0.19 - $0.56	3,450,000	$0.28	4.60
$0.57 - $0.63	550,000	$0.59	3.24
$0.64 - $0.65	912,414	$0.64	6.57
$0.66 - $0.96	1,039,778	$0.94	3.24
	6,494,346	$0.44	4.43	$69,938

	For the Year Ended July 31,
	2011	2010	2009

Weighted Average Grant Date Fair Value of Options Granted	$0.21	$0.53	$0.22
Aggregate Intrinsic Value of Options Exercised	$166,681	$—	$15,111
Cash Received for Exercise of Stock Options	$577	$—	$56,000

The intrinsic value is calculated as the difference between the market value as of July 31, 2011, 2010 and 2009 and the exercise price of the shares on the respective dates.  The market values as of July 31, 2011, 2010 and 2009 were $0.13, $0.40, and $0.65, respectively, based on the high and low bid information for July 31, 2011 and as reported by the NASDAQ Stock Market as of July 31, 2010 and 2009.

Comprehensive Loss	6 Months Ended
Jan. 31, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
4.	Comprehensive Loss

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2012, was $9,142.980. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2011, was $5,228,269.

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2012, was $8,867,336. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2011, was $12,085,942.

Pending Litigation	6 Months Ended
Jan. 31, 2012
Pending Litigation Disclosure [Abstract]
Pending Litigation Disclosure [Text Block]
7.	Pending Litigation

In February 2001, a former business associate of the former Vice President of Research and Development (“VP”) of the Company and an entity known as Centrum Technologies Inc. (“CTI”) commenced an action in the Ontario Superior Court of Justice against the Company and the VP seeking, among other things, damages for alleged breaches of contract and tortious acts related to a business relationship between this former associate and the VP that ceased in July 1996. The plaintiffs’ statement of claim also seeks to enjoin the use, if any, by the Company of three patents allegedly owned by CTI. The three patents are entitled Liquid Formulations for Proteinic Pharmaceuticals, Vaccine Delivery System for Immunization, Using Biodegradable Polymer Microspheres, and Controlled Releases of Drugs or Hormones in Biodegradable Polymer Microspheres. It is the Company’s position that the buccal drug delivery technologies which are the subject matter of the Company’s research, development, and commercialization efforts, including Generex Oral-lyn™ and the RapidMist™ Diabetes Management System, do not make use of, are not derivative of, do not infringe upon, and are entirely different from the intellectual property identified in the plaintiffs’ statement of claim. On July 20, 2001, the Company filed a preliminary motion to dismiss the action of CTI as a nonexistent entity or, alternatively, to stay such action on the grounds of want of authority of such entity to commence the action. The plaintiffs brought a cross motion to amend the statement of claim to substitute Centrum Biotechnologies, Inc. (“CBI”) for CTI. CBI is a corporation of which 50 percent of the shares are owned by the former business associate and the remaining 50 percent are owned by the Company. Consequently, the shareholders of CBI are in a deadlock. The court granted the Company’s motion to dismiss the action of CTI and denied the plaintiffs’ cross motion without prejudice to the former business associate to seek leave to bring a derivative action in the name of or on behalf of CBI. The former business associate subsequently filed an application with the Ontario Superior Court of Justice for an order granting him leave to file an action in the name of and on behalf of CBI against the VP and the Company. The Company opposed the application. In September 2003, the Ontario Superior Court of Justice granted the request and issued an order giving the former business associate leave to file an action in the name of and on behalf of CBI against the VP and the Company. A statement of claim was served in July 2004. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In May 2011, Rose C. Perri, the Company’s former Chief Operating Officer and Chief Financial Officer, commenced two proceedings against the Company. On May 11, 2011, Ms. Perri filed a notice of application in the Ontario Superior Court of Justice, Commercial List, against the Company, two of its affiliates (1097346 Ontario, Inc. and Generex Pharmaceuticals Inc.), three of the Company’s independent directors (John P. Barratt, Nola Masterson and Brian T. McGee), the President and Chief Executive Officer (Mark A. Fletcher), the Chief Operating Officer (David Brusegard) and the Acting Chief Financial Officer (Stephen Fellows). The application has since been abandoned.

On May 20, 2011, Ms. Perri filed a statement of claim (subsequently amended) in the Ontario Superior Court of Justice, naming as defendants the Company, Mr. Barratt, Ms. Masterson, Mr. McGee, and Mr. Fletcher. In this action, Ms. Perri has alleged that defendants engaged in discrimination, harassment, bad faith and infliction of mental distress in connection with the termination of her employment with the Company. Ms. Perri is seeking damages in this action in excess of $7,000,000 for, among other things, breach of contract, breach of fiduciary duty, violations of the Ontario Human Rights Code and aggravated and punitive damages. On September 20, 2011, the defendants filed a statement of defense and counterclaim, also naming Time Release Corp., Khazak Group Consulting Corp., and David Khazak, C.A. as defendants by counterclaim, and seeking damages of approximately $2.3 million in funds that the defendants allege Ms. Perri wrongly caused the Company to pay to third parties in varying amounts over several years and an accounting of certain third-party payments, plus interests and costs. The factual basis for the counterclaim involves payments made by the Company to third parties believed to be related to Ms. Perri. The Company intends to defend this action and pursue its counterclaim vigorously and is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

On June 1, 2011, Golden Bull Estates Ltd. filed a claim (subsequently amended) in the Ontario Superior Court of Justice, naming the Company, 1097346 Ontario, Inc. and Generex Pharmaceuticals Inc. as defendants. The plaintiff, Golden Bull Estates, is controlled by Ms. Perri. The plaintiff alleges damages in the amount of $550,000 for breach of contract, $50,000 for punitive damages, plus interest and costs. The plaintiff’s claims relate to an alleged contract between the plaintiff and the Company for property management services for certain Ontario properties owned by the Company. The Company terminated the plaintiff’s property management services in April 2011. Following the close of pleadings, the Company served a motion for summary judgment. The plaintiff responded by amending its statement of claim to include a claim to the Company’s interest in certain of its real estate holdings. The plaintiff has brought a motion for leave to issue and register a Certificate of Pending Litigation in respect of this real estate. The Company is responding to the motion which is scheduled to be heard March 22, 2012. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In August 2011, the estate of Antonio Perri, the late father of Ms. Perri, commenced an action against Generex Pharmaceuticals, Inc., the law firm of Brans, Lehun, Baldwin LLP and William Lehun in the Ontario Superior Court of Justice claiming that the estate is entitled to the proceeds of sale (approximately $1,730,000) received by the Company on its sale of two properties to Golden Bull Estates Ltd., a company controlled by Ms. Perri. The suit alleges that no consideration was received when the Company purchased the two properties from Antonio Perri in 1998. The Company has responded to this statement of claim and intends to defend this action vigorously. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

In December 2011, a vendor of the Company’s commenced an action against the Company and its subsidiary, Generex Pharmaceuticals, Inc., in the Ontario Superior Court of Justice claiming damages for unpaid invoices including interest in the amount of $429,000, in addition to costs and further interest. The Company has responded to this statement of claim and intends to defend this action vigorously. The Company has also asserted a counterclaim in the proceeding for $200,000 arising from the vendor’s breach of contract and detinue, together with interest and costs. The Company is not able to predict the ultimate outcome of this legal proceeding at the present time or to estimate an amount or range of potential loss, if any, from this legal proceeding.

The Company is involved in certain other legal proceedings in addition to those specifically described herein. Subject to the uncertainty inherent in all litigation, the Company does not believe at the present time that the resolution of any of these legal proceedings is likely to have a material adverse effect on the Company’s consolidated financial position, operations or cash flows.

With respect to all litigation, as additional information concerning the estimates used by the Company becomes known, the Company reassesses its position both with respect to accrued liabilities and other potential exposures.

Commitments	6 Months Ended
Jan. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
8.	Commitments

On December 7, 2009, the Company entered into a long-term agreement with sanofi-aventis Deutschland GmbH (“sanofi”). Under this agreement, sanofi-aventis will manufacture and supply recombinant human insulin to the Company in the territories specified in the agreement. Through this agreement, the Company will procure recombinant human insulin crystals for use in the production of Generex Oral-lyn™. The terms of the supply agreement require the Company to make certain minimum purchases of insulin from sanofi through the period ended December 31, 2011. To date, the Company has not met the minimum purchase commitments under this agreement. After December 31, 2011, sanofi may terminate the agreement due to the Company’s failure to meet such purchase commitments. Upon termination, the Company would be obligated to pay sanofi for all materials and components that it has acquired or ordered to manufacture insulin based on the Company’s forecasts or minimum purchase commitments, all related work-in-progress (at cost) and all finished insulin in inventory. To date, the Company has not provided forecasts to sanofi for the purchase of insulin and sanofi has not terminated the agreement.

Qualifying Therapeutic Discovery Project Program:	12 Months Ended
Jul. 31, 2011
Discovery Project Program Disclosure [Abstract]
Discovery Project Program Disclosure [Text Block]
Note 16 - Qualifying Therapeutic Discovery Project Program:

In the Company’s second fiscal quarter ended January 31, 2011, the Company’s wholly-owned subsidiary Antigen Express, Inc. received notification that it had been awarded a total cash grant of $488,959 under the Qualifying Therapeutic Discovery Project program administered under Section 48D of the Internal Revenue Code, all of which relates to qualifying expenses that had previously been incurred.  The Company recognized the full amount of the grant in the fiscal year ended July 31, 2011, as the Company has already incurred all of the qualifying expenses and the amount has been fully received.  Since this program is non-recurring in nature, the Company elected to classify this payment as other income in the consolidated statements of operations for the fiscal year ended July 31, 2011 and it is reported in the “Miscellaneous Income” line item.

Net Loss Per Share ("EPS")	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
9.	Net Loss Per Share (“EPS”)

Basic loss per share and Diluted EPS for the three and six-month periods ended January 31, 2012 and 2011 have been computed by dividing the net loss available to common stockholders for the respective period by the weighted average shares outstanding during that period. All outstanding stock options, non-vested restricted stock, warrants and common stock underlying convertible preferred stock, representing 82,654,887 and 58,675,997 incremental shares, respectively, have been excluded from the January 31, 2012 and 2011 computation of Diluted EPS as they are anti-dilutive, due to the losses generated during the respective periods.

Note 17 - Net Loss per Share:
Basic loss per share (“EPS”) and Diluted EPS for the years ended July 31, 2011, 2010 and 2009 have been computed by dividing the net loss available to common stockholders for each respective period by the weighted average shares outstanding during that period.  All outstanding options, warrants, non-vested restricted stock and shares to be issued upon conversion of the outstanding convertible preferred stock, representing approximately 115,875,372, 44,892,383 and  51,560,258 incremental shares, have been excluded from the respective 2011, 2010 and 2009 computation of diluted EPS as they are anti-dilutive due to the losses generated.

Supplemental Disclosure of Cash Flow Information:	12 Months Ended
Jul. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
Note 18 - Supplemental Disclosure of Cash Flow Information:

	For the Years Ended July 31,
	2011	2010	2009
Cash paid during the year for:
Interest	$208,906	$210,082	$1,075,889
Income taxes	$—	$—	$—

Disclosure of non-cash investing and financing activities:

Year Ended July 31, 2011
Issuance of common stock as payment of dividends on preferred stock	$347,760
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$1,110,867

Year Ended July 31, 2010
Issuance of common stock in satisfaction of accounts payable and accrued expenses	$3,012,595
Par value of common stock issued in conjunction with cashless exercise of warrants	$7,636

Year Ended July 31, 2009
Issuance of common stock as repayment of convertible debentures	$16,112,399
Par value of common stock issued in conjunction with cashless exercise of warrants	$9,909
Purchase of property and equipment through the issuance of obligations under capital lease	$83,002
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$438,697

Segment Information:	12 Months Ended
Jul. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 19 - Segment Information:
The Company follows FASB ASC Topic 815 which establishes standards for the way that public business enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports.  This Topic also establishes standards for related disclosures about products and services, geographic areas, and major customers.

This Topic uses a management approach for determining segments.  The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments.  The Company’s management reporting structure provides for only one segment: the research, development and commercialization of drug delivery systems and technologies for metabolic and immunological diseases.

The regions and countries in which the Company had identifiable assets and revenues are presented in the following table.  Identifiable assets are those that can be directly associated with a geographic area.

	2011	2010	2009
Identifiable Assets

Canada	$8,822,831	$20,966,421	$21,491,898
United States	3,128,053	3,154,963	3,321,859
Middle East, North Africa (MENA)	55,481	453,616	—
Total	$12,006,365	$24,575,000	$24,813,757

Revenue

Canada	$61,111	$95,252	$49,337
United States	60,867	430,516	605,238
Middle East, North Africa (MENA)	169,650	646,843	463,934
Total	$291,628	$1,172,611	$1,118,509

Collaborative Agreements:	12 Months Ended
Jul. 31, 2011
Collaborative Agreements Disclosure [Abstract]
Collaborative Agreements Disclosure [Text Block]
Note 20 - Collaborative Agreements:
The Company has a research and development agreement with Fertin Pharma A/S whereby the parties have established collaboration for the development of a metformin medicinal chewing gum for the treatment of Type-2 diabetes mellitus and obesity (see Note 9).

Quarterly Information (Unaudited):	12 Months Ended
Jul. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Note 21 – Quarterly Information (Unaudited):
The following schedule sets forth certain unaudited financial data for the preceding eight quarters ending July 31, 2011.  In our opinion, the unaudited information set forth below has been prepared on the same basis as the audited information and includes all adjustments necessary to present fairly the information set forth herein.  The operating results for the quarter are not indicative of results for any future period.

	Q1	Q2	Q3	Q4
Fiscal Year July 31, 2011:
Revenues, net	$173,943	$29,560	$65,583	$22,542
Operating Loss	$(7,773,820)	$(5,967,558)	$(5,061,959)	$(5,729,745)
Net Loss	$(6,877,267)	$(5,236,906)	$(4,116,953)	$(5,444,741)
Net Loss available to common stockholders	$(6,877,267)	$(5,236,906)	$(4,116,953)	$(6,211,158)
Net Loss per share	$(0.03)	$(0.02)	$(0.01)	$(0.02)

Fiscal Year July 31, 2010:
Revenues, net	$97,542	$431,344	$327,698	$316,027
Operating Loss	$(8,181,433)	$(7,339,090)	$(7,361,288)	$6,548,006)
Net Loss	$(5,142,385)	$(9,294,218)	$(4,567,550)	$(6,275,787)
Net Loss available to common stockholders	$(5,142,385)	$(9,294,218)	$(4,567,550)	$(6,275,787)
Net Loss per share	$(0.02)	$(0.04)	$(0.02)	$(0.02)

Other Current Assets	6 Months Ended
Jan. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
12.	Other Current Assets

Other current assets consist of the following:

	January 31, 2012	July 31, 2011
Mortgage funds held in escrow	$1,130,925	$—
Mortgage loan origination fees	239,182	—
Prepaid insurance, deposits and taxes	99,126	225,052
Total	$1,469,233	$225,052

The mortgage funds held in escrow were received by the Company on February 1, 2012, net of legal and other fees, as described in Note 14 below. The legal and other lender fees related to the mortgage loan financing which closed on January 19, 2012 have been capitalized and are being amortized over the twelve month term of the loan to January 18, 2013.

Subsequent Events	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
14.	Subsequent Events

The Company has evaluated subsequent events occurring after the balance sheet date through the date the interim consolidated financial statements were issued.

On February 1, 2012, the Company’s subsidiary, Generex Pharmaceuticals Inc., entered in to an agreement with a private lender for a mortgage loan of CAD$1,100,000 (US $1,095,000) with an annual interest rate of 10% and a maturity date of February 1, 2013, secured by real estate owned by the subsidiary. The Company had previously received a commitment in January 2012 for this loan, in connection with a mortgage with the private lender for CAD$2,500,000 (US $2,475,000) which closed on January 19, 2012. On January 19, 2012, CAD$1,135,000 (US $1,030,000) of the proceeds was held in escrow by the lawyers involved in the transaction, pending discharge of the prior mortgage on the property. The prior mortgage loan was discharged on February 1, 2012 and the Company received approximately $1,032,000, representing the balance of the proceeds from the January 19 and February 1, 2012 loans, net of the prior mortgage discharge, legal expenses and other fees, on this date. The discharged mortgage was included under “Current maturities of long-term debt” on the Company’s consolidated balance sheet at January 31, 2012. The balance held in escrow as of January 31, 2012 of US $1,130,925 is reflected on the Company’s consolidated balance sheet in the total under the caption “Other current assets” (see Note 12).

On February 1, 2012, the investors from the July 2011 Series A 9% Convertible Preferred Stock transaction (see Note 10) exercised their right to make an additional investment with the same terms as the July 2011 transaction. Pursuant to a securities purchase agreement dated January 31, 2012, the Company agreed to sell an aggregate of 2,000 shares of its newly designated non-voting Series B 9% Convertible Preferred Stock and warrants to purchase up to an aggregate of 100% of the shares of its common stock issuable upon conversion of the convertible preferred stock. The convertible preferred stock and warrants were sold in units, with each unit consisting of one share of convertible preferred stock and a warrant to purchase 100% of the shares of the Company’s common stock issuable upon conversion of such share of convertible preferred stock. Each unit was sold at a price of $1,000, for an aggregate purchase price of $2,000,000 and the net proceeds of $1,975,000 after legal expenses were received by February 3, 2012. An aggregate of 26,666,666 shares of the Company’s common stock are issuable upon conversion of, or exercise of, the convertible preferred stock and warrants.

Note 22 - Subsequent Events:
On August 26, 2011, the Company sold two of its commercial properties held as investments for gross proceeds of $1,809,926.  These properties had a net book value of $1,073,837 and the resulting gain on sale of these investment properties will be recognized in the first quarter of fiscal 2012.  The net cash proceeds after discharge of mortgages and payment of real estate commissions was just over $1,000,000.

The Company has evaluated subsequent events occurring after the balance sheet date through the date the consolidated financial statements were issued.

On September 28, 2011, the Company signed a letter agreement agreeing to convert an unsecured payable from May 2009 in the amount of approximately $1.1 million to a balance inclusive of interest and fees of approximately $2.2 million.  Per the letter agreement, such balance will be settled in Antigen stock following the proposed spinout of Antigen.  The balance per the letter agreement has been accrued at July 31, 2011 and has been included in our consolidated balance sheet under accounts payable and accrued expenses as of such date.